                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08767

                 ----------------------------------------------

                                UBS Money Series

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Keith A. Weller, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2004

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ITEM 1. REPORTS TO STOCKHOLDERS.
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[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS LIQUID ASSETS FUND
ANNUAL REPORT
APRIL 30, 2004

UBS LIQUID ASSETS FUND

June 15, 2004

DEAR SHAREHOLDER,

We present you with the annual report for UBS Liquid Assets Fund for the 12 months ended April 30, 2004.

PERFORMANCE

Given an environment that was characterized by low short-term interest rates over the 12-month period, yields available from money market instruments were low. UBS Liquid Assets Fund's seven-day current yield as of April 30, 2004, was 0.92%, compared with 1.08% at the end of the prior fiscal year end on April 30, 2003. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. During the reporting period, the US economy continued to gain momentum, fueled by the combined effects of ongoing military spending, an increase in exports, and robust consumer and business spending. Gross domestic product
   (GDP) figures confirmed this growth: Third quarter 2003 GDP came in at 8.2%, up from 3.3% over the prior three months. This number, far higher than anticipated, was the sharpest recorded advance of GDP since 1984. Fourth quarter GDP, at 4.1%, was lower than expected, but still viewed as a solid gain.

   At the time of this writing, the preliminary estimate for first quarter 2004 GDP is 4.4%. Most areas of the economy continue to expand and, despite high oil prices, overall inflation remains relatively low. Perhaps the most conclusive evidence that the current economic expansion is on solid footing are the recent employment numbers. After several months of disappointing news, the US Labor Department announced upward revisions of January's and February's new job numbers, and released March and April numbers of 308,000 and 288,000, respectively--in both instances, significantly higher figures than had been projected.

[SIDENOTE]

UBS LIQUID ASSETS FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PORTFOLIO MANAGER:

Michael H. Markowitz

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

February 14, 2000

DIVIDEND PAYMENTS:

Monthly

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Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC
   ENVIRONMENT?

A. With the exception of a move to lower short-term interest rates to 1.00% on June 25, 2003, the Fed held rates steady. However, at its May 4, 2004 meeting (which took place after period end), there was a clear shift in the Fed's stance when, in its official statement, it noted, "policy accommodation can be removed at a pace that is likely to be measured." Many market participants viewed this as an indication that the Fed could raise rates as early as its next meeting in June.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PERIOD?

A. Throughout the reporting period, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Longer-term securities--with maturities up to one year are used to lock in higher yields as interest rates fall, while shorter-term securities--typically with maturities of one month or less--provide liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   As always, we focused on emphasizing quality and liquidity for the Fund. Most notably, this focus involved shifting more of the Fund's holdings into commercial paper, as spreads in these investments grew more attractive in the healthier credit environment that characterized the period. We held smaller positions in other sectors, including US government agency obligations, certificates of deposit, and other short-term corporate obligations, to maintain the Fund's overall level of diversification.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUND'S PORTFOLIO GOING FORWARD?

A. Given the recent increase in new jobs, it appears that the economic recovery is on solid footing. It's likely that the Fed will monitor new job creation closely, and raise interest rates once there are several consecutive months of significant job growth.

   With the likelihood of a Fed tightening by early summer, we will await confirmation of the positive trend in employment, while letting the Fund's weighted average maturity drift shorter in order to take advantage of additional backups in yield. Maintaining a high-quality portfolio will also be of paramount importance, as we seek to meet our investment goal of providing shareholders with as high a level of current interest income as is consistent with maintaining liquidity and stablility of principal.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas
JOSEPH A. VARNAS
PRESIDENT
UBS Liquid Assets Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ Michael H. Markowitz
MICHAEL H. MARKOWITZ
PORTFOLIO MANAGER
UBS Liquid Assets Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

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UBS LIQUID ASSETS FUND

PERFORMANCE AT A GLANCE

YIELDS AND CHARACTERISTICS                  4/30/04       10/31/03      4/30/03
---------------------------------------------------------------------------------
Seven-Day Current Yield*                         0.92%         0.98%         1.08%
Seven-Day Effective Yield*                       0.93%         0.99%         1.08%
Weighted Average Maturity**                   53 days       55 days       54 days
Net Assets (mm)                            $    326.7    $    323.4    $    338.5

SECTOR ALLOCATION***                        4/30/04       10/31/03       4/30/03
---------------------------------------------------------------------------------
Commercial Paper                              61.9%         47.9%          35.9%
U.S. Government & Agency Obligations          17.6          32.1           46.0
Certificates of Deposit                       13.6          10.2            5.6
Short-Term Corporate Obligations               4.3           3.1            7.7
Bank Notes                                     2.1           2.5             --
Money Market Funds                             1.2           4.1            4.7
Other Assets Less Liabilities                 (0.7)          0.1            0.1
TOTAL                                        100.0%        100.0%         100.0%
---------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS LIQUID ASSETS FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2004

   PRINCIPAL
     AMOUNT                                                        MATURITY     INTEREST
     (000)                                                          DATES         RATES            VALUE
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--17.63%

$         4,000   U.S. Treasury Bills                              05/27/04        0.860%@   $       3,997,516
                                                                                   0.993 to
         14,500   Federal Home Loan Bank                           05/03/04        1.030*           14,496,005
                                                                   11/15/04 to     1.350 to
          7,750   Federal Home Loan Bank                           05/04/05        3.375             7,770,736
                                                                   05/25/04 to
         10,300   Federal Home Loan Mortgage Corp.                 06/08/04        0.990@           10,292,509
         11,500   Federal National Mortgage                        08/27/04 to     1.250 to
                    Association                                    05/27/05        1.810            11,500,000
          9,610   Federal National Mortgage                        12/10/04 to     1.080 to
                    Association                                    02/04/05        1.150@            9,537,401
Total U.S. Government and Agency Obligations (cost--$57,594,167)                                    57,594,167
--------------------------------------------------------------------------------------------------------------

BANK NOTES--2.14%

   U.S.--2.14%
          7,000   Wells Fargo Bank N.A.
                    (cost--$7,000,000)                             05/03/04        1.030*            7,000,000
--------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--13.62%

   NON-U.S.--10.56%
          7,000   Abbey National Treasury Services PLC             05/03/04        1.025*            6,999,892
          4,000   Barclays Bank PLC                                05/03/04        1.050*            3,999,852
                                                                   05/04/04 to     1.015 to
          5,500   Fortis Bank NV                                   05/13/04        1.030*            5,498,738
          3,000   Landesbank Hessen-Thuringen                      12/31/04        1.210             2,999,989
          7,000   Natexis Banque Populaires                        06/08/04        1.040             7,000,000
          3,000   Societe Generale                                 05/05/04        1.018*            2,999,368
          5,000   Westdeutsche Landesbank AG                       05/03/04        1.050*            4,999,975
                                                                                                    34,497,814
   U.S.--3.06%
          7,000   First Tennessee Bank, N.A.                       05/13/04        1.030             7,000,000
          3,000   State Street Bank & Trust Co.                    05/13/04        1.030             3,000,000
                                                                                                    10,000,000
Total Certificates of Deposit (cost--$44,497,814)                                                   44,497,814
--------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--61.90%

   ASSET BACKED-BANKING--2.14%
          7,000   Atlantis One Funding Corp.                       06/18/04        1.030             6,990,387

   PRINCIPAL
     AMOUNT                                                        MATURITY     INTEREST
     (000)                                                          DATES         RATES            VALUE
--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)

   ASSET BACKED-FINANCE--1.07%
$         3,500   Dorada Finance, Inc.                             06/02/04        1.045%    $       3,496,749
   ASSET BACKED-MISCELLANEOUS--20.50%
          7,000   Barton Capital Corp.                             06/08/04        1.030             6,992,389
          7,000   Falcon Asset Securitization Corp.                06/15/04        1.030             6,990,988
          7,000   Giro Funding U.S. Corp.                          05/14/04        1.050             6,997,346
                                                                   05/20/04 to
          7,000   Giro Multi-Funding Corp.                         06/15/04        1.030             6,993,219
          5,000   Kitty Hawk Funding Corp.                         05/24/04        1.030             4,996,710
          7,000   Old Line Funding Corp.                           05/13/04        1.040             6,997,573
          7,000   Preferred Receivables Funding Corp.              05/13/04        1.030             6,997,597
          7,000   Receivables Capital Corp.                        06/01/04        1.040             6,993,731
                                                                   05/14/04 to     1.020 to
          7,000   Triple A One Funding                             05/20/04        1.030             6,996,721
          3,000   Variable Funding Capital Corp.                   05/17/04        1.040             2,998,613
          3,000   Yorktown Capital LLC                             05/21/04        1.030             2,998,283
                                                                                                    66,953,170
   AUTOMOBILE OEM--2.14%
          7,000   American Honda Finance Corp.                     06/04/04        1.020             6,993,257
   BANKING-NON-U.S.--12.35%
          5,000   Bank of Ireland                                  05/26/04        1.035             4,996,406
                                                                   05/10/04 to     1.030 to
          7,000   Credit Suisse First Boston NY                    06/07/04        1.050             6,995,733
          7,000   Depfa Bank PLC                                   11/23/04        1.165             6,953,335
          7,000   ForeningsSparbanken AB                           06/21/04        1.035             6,989,736
          4,000   HBOS Treasury Services PLC                       05/10/04        1.040             3,998,960
          2,500   Svenska Handlesbanken                            05/13/04        1.030             2,499,142
                                                                   05/20/04 to
          7,900   Westpac Trust Securities NZ Ltd.                 06/03/04        1.030             7,894,143
                                                                                                    40,327,455
   BANKING-U.S.--12.08%
                                                                   05/10/04 to
          5,300   Danske Corp.                                     06/04/04        1.020             5,296,948
          7,000   Deutsche Bank Financial LLC                      05/26/04        1.030             6,994,993
          7,000   Dexia Delaware LLC                               05/24/04        1.030             6,995,394
          2,000   ING (US) Funding LLC                             05/18/04        1.030             1,999,027
          7,000   Nordea N.A., Inc.                                06/04/04        1.035             6,993,157

   PRINCIPAL
     AMOUNT                                                        MATURITY     INTEREST
     (000)                                                          DATES         RATES            VALUE
--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)

   BANKING-U.S.--(CONCLUDED)
$         7,000   Toronto-Dominion Holdings USA, Inc.              05/03/04        1.045%    $       6,999,594
          4,200   UniCredito Delaware, Inc.                        06/14/04        1.030             4,194,713
                                                                                                    39,473,826
   BROKERAGE--4.28%
          7,000   Greenwich Capital Holdings, Inc.                 05/14/04        1.020             6,997,422
          7,000   Morgan Stanley                                   05/13/04        1.030             6,997,597
                                                                                                    13,995,019
   FINANCE-NONCAPTIVE DIVERSIFIED--0.92%
          3,000   GE Capital International Funding, Inc.           06/24/04        1.050             2,995,275
   INSURANCE-PROPERTY & CASUALTY--2.14%
          7,000   Marsh & McLennan Co., Inc.                       06/09/04        1.040             6,992,113
   PHARMACEUTICALS--2.14%
          7,000   Pfizer, Inc.                                     05/05/04        1.000             6,999,222
   UTILITIES-OTHER--2.14%
          7,000   RWE AG                                           05/11/04        1.030             6,997,997
Total Commercial Paper (cost--$202,214,470)                                                        202,214,470
--------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--4.29%

   ASSET BACKED-FINANCE--2.14%
          7,000   K2 (USA) LLC                                     05/07/04        1.060*            6,999,578
   BANKING-NON-U.S.--0.92%
          3,000   HBOS Treasury Services PLC                       05/04/04        1.080*            3,000,000
   FINANCE-NONCAPTIVE DIVERSIFIED--1.23%
          4,000   General Electric Capital Corp.                   05/10/04        1.180*            4,000,000
Total Short-Term Corporate Obligations (cost--$13,999,578)                                          13,999,578
--------------------------------------------------------------------------------------------------------------

  NUMBER OF
    SHARES                                                                      INTEREST
    (000)                                                                        RATES+            VALUE
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.17%

          2,331   AIM Liquid Assets Portfolio                                      0.990%    $       2,330,544
          1,489   BlackRock Provident
                    Institutional TempFund                                         0.902             1,489,123
Total Money Market Funds (cost--$3,819,667)                                                          3,819,667
--------------------------------------------------------------------------------------------------------------
Total Investments (cost--$329,125,696 which
  approximates cost for federal income tax
  purposes)--100.75%                                                                               329,125,696
Liabilities in excess of other assets--(0.75)%                                                      (2,442,006)
Net Assets (applicable to 326,614,349
  shares of beneficial interest outstanding
  equivalent to $1.00 per share)--100.00%                                                    $     326,683,690
--------------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of April 30, 2004, and reset periodically.
@    Interest rates shown are the discount rates at date of purchase.
+    Interest rates shown reflect yield at April 30, 2004.
OEM  Original Equipment Manufacturer

                      Weighted average maturity -- 53 days

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                                     FOR THE
                                                                                                   YEAR ENDED
                                                                                                 APRIL 30, 2004
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                         $     3,678,292
Securities lending income (includes $5,661 earned from an
 affiliated security)                                                                                      5,853
                                                                                                       3,684,145
EXPENSES:
Transfer agency and related services fees                                                                294,985
Investment advisory and administration fees                                                               98,670
State registration fees                                                                                   88,530
Professional fees                                                                                         68,222
Insurance expense                                                                                         37,455
Custody and accounting                                                                                    32,890
Reports and notices to shareholders                                                                       26,818
Trustees' fees                                                                                            11,477
Other expenses                                                                                             9,220
                                                                                                         668,267
Less: Fee waivers by investment advisor and administrator                                                (98,670)
Net expenses                                                                                             569,597
Net investment income                                                                                  3,114,548
Net realized loss from investment activities                                                                 (53)
Net increase in net assets resulting from operations                                             $     3,114,495
----------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEARS ENDED APRIL 30,
                                                                              ----------------------------------
                                                                                   2004               2003
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                         $     3,114,548    $     6,079,890
Net realized loss from investment activities                                              (53)                --
Net increase in net assets resulting from operations                                3,114,495          6,079,890
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                              (3,114,548)        (6,079,890)
Net realized gains from investment activities                                         (93,858)            (9,500)
Total dividends and distributions to shareholders                                  (3,208,406)        (6,089,390)
Net decrease in net assets from beneficial interest transactions                  (11,756,451)       (30,392,061)
Net decrease in net assets                                                        (11,850,362)       (30,401,561)
NET ASSETS:
Beginning of year                                                                 338,534,052        368,935,613
End of year                                                                   $   326,683,690    $   338,534,052
----------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS LIQUID ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with six funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, UBS Select Treasury Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME-- Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as an investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that it expects its direct advisory/ administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2004, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC) earned $2,134 in compensation as the Fund's lending agent for the year ended April 30, 2004. The Fund did not have any securities on loan and did not owe UBS Securities LLC for compensation as the Fund's lending agent at April 30, 2004.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At April 30, 2004, dividends payable, payable for investments purchased and other accrued expenses were $40,985, $2,500,000 and $101,177, respectively.

The components of net assets at April 30, 2004 were as follows:

Accumulated paid in capital                          $  326,612,141
Accumulated net realized gain                                71,549
Total net assets                                     $  326,683,690
-------------------------------------------------------------------

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2004 and April 30, 2003 was ordinary income.

At April 30, 2004, the components of accumulated earnings on a tax basis included undistributed ordinary income of $116,995 and accumulated capital losses of $53.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended April 30, 2004, undistributed net investment income was decreased by $93,014, distributions in excess of net realized gains were decreased by $93,858 and beneficial interest was decreased by $844. These differences are primarily due to reclassifications of distributions for tax purposes.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                             FOR THE YEARS ENDED APRIL 30,
                                           ----------------------------------
                                                2004               2003
-----------------------------------------------------------------------------
Shares sold                                  2,056,883,610      1,438,989,636
Shares repurchased                          (2,071,850,933)    (1,475,499,182)
Dividends reinvested                             3,210,872          6,117,485
Net decrease in shares outstanding             (11,756,451)       (30,392,061)
-----------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                                 FOR THE PERIOD
                                                             FOR THE YEARS ENDED APRIL 30,                     FEBRUARY 14, 2000+
                                                   -------------------------------------------------------           THROUGH
                                                      2004           2003           2002           2001          APRIL 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     1.00     $     1.00     $     1.00     $     1.00         $     1.00
Net investment income                                   0.010          0.015          0.029          0.061              0.012
Dividends from net investment income                   (0.010)        (0.015)        (0.029)        (0.061)            (0.012)
Distributions from net realized gains from
   investment activities                               (0.000)#       (0.000)#           --             --                 --
Total dividends and distributions                      (0.010)        (0.015)        (0.029)        (0.061)            (0.012)
NET ASSET VALUE, END OF PERIOD                     $     1.00     $     1.00     $     1.00     $     1.00         $     1.00
TOTAL INVESTMENT RETURN(1)                               0.98%          1.56%          2.98%          6.32%              1.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                  $  326,684     $  338,534     $  368,936     $  444,417         $  326,125
Expenses to average net assets, net of fee
   waivers by advisor                                    0.17%          0.16%          0.17%          0.19%              0.17*%
Expenses to average net assets, before fee
   waivers by advisor                                    0.20%          0.19%          0.20%          0.22%              0.20*%
Net investment income to average net assets,
   net of fee waivers by advisor                         0.95%          1.56%          2.96%          6.11%              5.89*%
Net investment income to average net assets,
   before fee waivers by advisor                         0.92%          1.53%          2.93%          6.08%              5.86*%
---------------------------------------------------------------------------------------------------------------------------------

#   Amount is less than $0.0005 per share.
+   Commencement of operations.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS LIQUID ASSETS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the "Fund") (one of the funds constituting UBS Money Series) as of April 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of April 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund of UBS Money Series at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP


New York, New York
June 18, 2004

UBS LIQUID ASSETS FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEE

                                           TERM OF
                                         OFFICE+ AND
                           POSITION(S)    LENGTH OF
     NAME, ADDRESS,         HELD WITH       TIME            PRINCIPAL OCCUPATION(S)
        AND AGE               TRUST        SERVED             DURING PAST 5 YEARS
--------------------------------------------------------------------------------------
Margo N. Alexander*++;      Trustee      Since 1998      Mrs. Alexander is retired.
57                                                       She was an executive vice
                                                         president of UBS Financial
                                                         Services Inc. (from March
                                                         1984 to December 2002). She
                                                         was chief executive officer
                                                         (from January 1995 to October
                                                         2000), a director (from
                                                         January 1995 to September
                                                         2001) and chairman (from
                                                         March 1999 to September 2001)
                                                         of UBS Global AM (formerly
                                                         known as Mitchell Hutchins
                                                         Asset Management Inc.).

         NUMBER OF
 PORTFOLIOS IN FUND COMPLEX                               OTHER DIRECTORSHIPS
    OVERSEEN BY TRUSTEE                                     HELD BY TRUSTEE
--------------------------------------------------------------------------------------
Mrs. Alexander is a director or                                 None
trustee of 16 investment companies
(consisting of 35 portfolios) for which
UBS Global AM or one of its affiliates
serves as investment advisor,
sub-advisor or manager.

INDEPENDENT TRUSTEES

                                           TERM OF
                                         OFFICE+ AND
                           POSITION(S)    LENGTH OF
     NAME, ADDRESS,         HELD WITH       TIME            PRINCIPAL OCCUPATION(S)
        AND AGE               TRUST        SERVED             DURING PAST 5 YEARS
--------------------------------------------------------------------------------------
Richard Q. Armstrong;     Trustee and    Since 1998      Mr. Armstrong is chairman and
69                        Interim                        principal of R.Q.A.
c/o Willkie, Farr &       Chairman of                    Enterprises (management
Gallagher LLP             the Board of                   consulting firm) (since April
787 Seventh Avenue        Trustees                       1991 and principal occupation
New York, NY 10019-6099                                  since March 1995).

David J. Beaubien; 69     Trustee        Since 2001      Mr. Beaubien is retired
84 Doane Road                                            (since 2003). He was chairman
Ware, MA 01082                                           of Yankee Environmental
                                                         Systems, Inc., a manufacturer
                                                         of meteorological measuring
                                                         systems (since 1991).

Richard R. Burt; 57       Trustee        Since 1998      Mr. Burt is chairman of
1275 Pennsylvania Ave.,                                  Diligence LLC (international
N.W. Washington,                                         information and security
D.C. 20004                                               firm) and IEP Advisors
                                                         (international investments
                                                         and consulting firm).

Meyer Feldberg; 62        Trustee        Since 1998      Professor Feldberg is Dean
Columbia Business                                        Emeritus and Sanford
School                                                   Bernstein Professor of
33 West 60th Street,                                     Leadership and Ethics at
7th Floor                                                Columbia Business School.
New York, NY 10023-7905                                  Prior to July 2004, he was
                                                         Dean and Professor of
                                                         Management of Columbia
                                                         Business School, the graduate
                                                         school of business at
                                                         Columbia University (since
                                                         1989).

         NUMBER OF
 PORTFOLIOS IN FUND COMPLEX                              OTHER DIRECTORSHIPS
    OVERSEEN BY TRUSTEE                                    HELD BY TRUSTEE
--------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee                          None
of 16 investment companies (consisting
of 35 portfolios) for which UBS Global
AM or one of its affiliates serves as
investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of           Mr. Beaubien is also a director of
16 investment companies (consisting of             IEC Electronics, Inc., a
35 portfolios) for which UBS Global AM             manufacturer of electronic
or one of its affiliates serves as                 assemblies.
investment advisor, sub-advisor or
manager.

Mr. Burt is a director or trustee of 16            Mr. Burt is also a director of
investment companies (consisting of 35             Hollinger International, Inc.
portfolios) for which UBS Global AM or             (publishing), HCL Technologies,
one of its affiliates serves as                    Ltd. (software and information
investment advisor, sub-advisor or                 technologies), The Central European
manager.                                           Fund, Inc., The Germany Fund, Inc.,
                                                   IGT, Inc. (provides technology to
                                                   gaming and wagering industry) and
                                                   chairman of Weirton Steel Corp.
                                                   (makes and finishes steel
                                                   products). He is also a director or
                                                   trustee of funds in the Scudder
                                                   Mutual Funds Family (consisting of
                                                   47 portfolios).

Professor Feldberg is a director or                Professor Feldberg is also a
trustee of 30 investment companies                 director of Primedia Inc.
(consisting of 49 portfolios) for which            (publishing), Federated Department
UBS Global AM or one of its affiliates             Stores, Inc. (operator of
serves as investment advisor,                      department stores), Revlon, Inc.
sub-advisor or manager.                            (cosmetics), Select Medical Inc.
                                                   (healthcare services) and SAPPI,
                                                   Ltd. (producer of paper).

                                           TERM OF
                                         OFFICE+ AND
                           POSITION(S)    LENGTH OF
     NAME, ADDRESS,         HELD WITH       TIME            PRINCIPAL OCCUPATION(S)
        AND AGE               TRUST        SERVED             DURING PAST 5 YEARS
--------------------------------------------------------------------------------------
Carl W. Schafer; 68        Trustee       Since 1998      Mr. Schafer is president of
66 Witherspoon Street                                    the Atlantic Foundation
#1100                                                    (charitable foundation)
Princeton, NJ 08542                                      (since 1990).

William D. White; 70       Trustee       Since 2001      Mr. White is retired (since
P.O. Box 199                                             1994).
Upper Black Eddy,
PA 18972

         NUMBER OF
 PORTFOLIOS IN FUND COMPLEX                              OTHER DIRECTORSHIPS
    OVERSEEN BY TRUSTEE                                    HELD BY TRUSTEE
--------------------------------------------------------------------------------------
Mr. Schafer is a director or trustee of            Mr. Schafer is also a director of
16 investment companies (consisting of             Labor Ready, Inc. (temporary
35 portfolios) for which UBS Global AM             employment), Guardian Life
or one of its affiliates serves as                 Insurance Company Mutual Funds
investment advisor, sub-advisor or                 (consisting of 25 portfolios), the
manager.                                           Harding, Loevner Funds (consisting
                                                   of three portfolios), E.I.I. Realty
                                                   Securities Trust (investment
                                                   company) and Frontier Oil
                                                   Corporation.

Mr. White is a director or trustee of 16                       None
investment companies (consisting of 35
portfolios) for which UBS Global AM or
one of its affiliates serves as
investment advisor, sub-advisor or
manager.

OFFICERS

                                           TERM OF          PRINCIPAL OCCUPATION(S)
                                         OFFICE+ AND         DURING PAST 5 YEARS;
                           POSITION(S)    LENGTH OF         NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,         HELD WITH       TIME         FUND COMPLEX FOR WHICH PERSON
        AND AGE               TRUST        SERVED              SERVES AS OFFICER
--------------------------------------------------------------------------------------
Debbie Baggett*;           Vice          Since 1999      Ms. Baggett is a director and
45                         President                     portfolio manager of UBS
                                                         Global AM. Ms. Baggett is a
                                                         vice president of four
                                                         investment companies
                                                         (consisting of 10 portfolios)
                                                         for which UBS Global AM or
                                                         one of its affiliates serves
                                                         as investment advisor,
                                                         sub-advisor or manager.

W. Douglas Beck*;          Vice          Since 2003      Mr. Beck is an executive
37                         President                     director and head of mutual
                                                         fund product management of
                                                         UBS Global AM (since 2002).
                                                         From March 1998 to November
                                                         2002, he held various
                                                         positions at Merrill Lynch,
                                                         the most recent being first
                                                         vice president and co-manager
                                                         of the managed solutions
                                                         group. Mr. Beck is vice
                                                         president of 19 investment
                                                         companies (consisting of 76
                                                         portfolios) for which UBS
                                                         Global AM or one of its
                                                         affiliates serves as
                                                         investment advisor,
                                                         sub-advisor or manager.

Thomas Disbrow*;           Vice          Since 2000      Mr. Disbrow is a director and
38                         President                     a senior manager of the
                           and                           mutual fund finance
                           Assistant                     department of UBS Global AM.
                           Treasurer                     Prior to November 1999, he
                                                         was a vice president of
                                                         Zweig/Glaser Advisers. Mr.
                                                         Disbrow is a vice president
                                                         and assistant treasurer of 16
                                                         investment companies
                                                         (consisting of 35 portfolios)
                                                         and assistant treasurer of
                                                         four investment companies
                                                         (consisting of 42 portfolios)
                                                         for which UBS Global AM or
                                                         one of its affiliates serves
                                                         as investment advisor,
                                                         sub-advisor or manager.

Kris L. Dorr*;             Vice          Since 1998      Ms. Dorr is a director and
40                         President                     portfolio manager in the
                                                         short-term strategies group
                                                         of UBS Global AM. Ms. Dorr is
                                                         vice president of one
                                                         investment company
                                                         (consisting of six
                                                         portfolios) for which UBS
                                                         Global AM or one of its
                                                         affiliates serves as
                                                         investment advisor,
                                                         sub-advisor or manager.

                                           TERM OF          PRINCIPAL OCCUPATION(S)
                                         OFFICE+ AND         DURING PAST 5 YEARS;
                           POSITION(S)    LENGTH OF         NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,         HELD WITH       TIME         FUND COMPLEX FOR WHICH PERSON
        AND AGE               TRUST        SERVED             SERVES AS OFFICER
--------------------------------------------------------------------------------------
Elbridge T. Gerry III*;    Vice          Since 1999      Mr. Gerry is a managing
47                         President                     director--fixed income of UBS
                                                         Global AM. Mr. Gerry is a
                                                         vice president of six
                                                         investment companies
                                                         (consisting of 12 portfolios)
                                                         for which UBS Global AM or
                                                         one of its affiliates serves
                                                         as investment advisor,
                                                         sub-advisor or manager.

Joseph T. Malone*;         Vice          Since 2004      Mr. Malone is a director and
36                         President                     a senior manager of the
                           and                           mutual fund finance
                           Assistant                     department of UBS Global AM.
                           Treasurer                     From August 2000 through June
                                                         2001, he was the controller
                                                         at AEA Investors Inc. From
                                                         March 1998 to August 2000,
                                                         Mr. Malone was a manager
                                                         within investment management
                                                         services of
                                                         PricewaterhouseCoopers LLC.
                                                         Mr. Malone is vice president
                                                         and assistant treasurer of 16
                                                         investment companies
                                                         (consisting of 35 portfolios)
                                                         and an assistant treasurer of
                                                         five investment companies
                                                         (consisting of 44 portfolios)
                                                         for which UBS Global AM
                                                         (Americas) or one of its
                                                         affiliates serves as
                                                         investment advisor,
                                                         sub-advisor or manager.

                                           TERM OF          PRINCIPAL OCCUPATION(S)
                                         OFFICE+ AND         DURING PAST 5 YEARS;
                           POSITION(S)    LENGTH OF         NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,         HELD WITH       TIME         FUND COMPLEX FOR WHICH PERSON
        AND AGE               TRUST        SERVED              SERVES AS OFFICER
--------------------------------------------------------------------------------------
Michael H. Markowitz**;    Vice          Since 1998      Mr. Markowitz is a managing
39                         President                     director, portfolio manager
                                                         and head of U.S. short
                                                         duration fixed income of UBS
                                                         Global AM. He is also a
                                                         managing director and
                                                         portfolio manager of UBS
                                                         Global Asset Management
                                                         (Americas) Inc., an affiliate
                                                         of UBS Global AM. Mr.
                                                         Markowitz is a vice president
                                                         of five investment companies
                                                         (consisting of 23 portfolios)
                                                         for which UBS Global AM or
                                                         one of its affiliates serves
                                                         as investment advisor,
                                                         sub-advisor or manager.

Robert Sabatino**;         Vice          Since 2001      Mr. Sabatino is a director
30                         President                     and portfolio manager of UBS
                                                         Global AM in the short
                                                         duration fixed income group
                                                         (since October 2001). From
                                                         1995 to 2001 he was a
                                                         portfolio manager at Merrill
                                                         Lynch Investment Managers
                                                         responsible for the
                                                         management of several retail
                                                         and institutional money
                                                         market funds. Mr. Sabatino is
                                                         a vice president of one
                                                         investment company
                                                         (consisting of six
                                                         portfolios) for which UBS
                                                         Global AM or one of its
                                                         affiliates serves as
                                                         investment advisor,
                                                         sub-advisor or manager.

Paul H. Schubert*;         Vice          Since 1998      Mr. Schubert is an executive
41                         President                     director and head of mutual
                           and                           fund services at UBS Global
                           Treasurer                     AM. Mr. Schubert is treasurer
                                                         and principal accounting
                                                         officer of three investment
                                                         companies (consisting of 41
                                                         portfolios), a vice president
                                                         and treasurer of 17
                                                         investment companies
                                                         (consisting of 36 portfolios)
                                                         and treasurer and chief
                                                         financial officer of one
                                                         investment company
                                                         (consisting of two
                                                         portfolios) for which UBS
                                                         Global AM or one of its
                                                         affiliates serves as
                                                         investment advisor,
                                                         sub-advisor or manager.

                                           TERM OF          PRINCIPAL OCCUPATION(S)
                                         OFFICE+ AND         DURING PAST 5 YEARS;
                           POSITION(S)    LENGTH OF         NUMBER OF PORTFOLIOS IN
     NAME, ADDRESS,         HELD WITH       TIME         FUND COMPLEX FOR WHICH PERSON
        AND AGE               TRUST        SERVED              SERVES AS OFFICER
--------------------------------------------------------------------------------------
Joseph A. Varnas*;         President     Since 2003      Mr. Varnas is a managing
36                                                       director (since March 2003),
                                                         global head of information
                                                         technology and operations
                                                         (since March 2004) and head
                                                         of product
                                                         management--Americas (since
                                                         November 2002) of UBS Global
                                                         AM. He was head of technology
                                                         of UBS Global AM from
                                                         November 2002 to March 2004.
                                                         From 2000 to 2001, he was
                                                         manager of product
                                                         development in Investment
                                                         Consulting Services at UBS
                                                         Financial Services Inc. Mr.
                                                         Varnas was a senior analyst
                                                         in the Global Securities
                                                         Research and Economics Group
                                                         at Merrill Lynch from 1995 to
                                                         1999. Mr. Varnas is president
                                                         of 20 investment companies
                                                         (consisting of 77 portfolios)
                                                         for which UBS Global AM or
                                                         one of its affiliates serves
                                                         as investment advisor,
                                                         sub-advisor or manager.

Keith A. Weller*;          Vice          Since 1998      Mr. Weller is a director and
42                         President                     senior associate general
                           and                           counsel of UBS Global AM. Mr.
                           Assistant                     Weller is a vice president
                           Secretary                     and assistant secretary of 16
                                                         investment companies
                                                         (consisting of 35 portfolios)
                                                         for which UBS Global AM or
                                                         one of its affiliates serves
                                                         as investment advisor,
                                                         sub-advisor or manager.

    * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
   ** This person's business address is One North Wacker Drive, Chicago,
      Illinois 60606.
    + Each Trustee holds office for an indefinite term. Each Trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the Trustees and serve at the pleasure of the Board.
   ++ Mrs. Alexander is an "interested person" of the Trust as defined in the Investment Company Act by virtue of her former positions with UBS Global AM and/or any of its affiliates.

TRUSTEES

Richard Q. Armstrong
INTERIM CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Keith A. Weller
VICE PRESIDENT AND ASSISTANT SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2004 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]

                                                                Presorted
                                                                Standard
                                                              U.S. Postage
                                                                  PAID
                                                              Smithtown, NY
                                                               Permit 700

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114

[UBS GLOBAL ASSET MANAGEMENT LOGO]









                        UBS SELECT MONEY MARKET FUND
                        UBS SELECT TREASURY FUND

                        ANNUAL REPORT

                        APRIL 30, 2004

UBS SELECT MONEY MARKET FUND


June 15, 2004                                  ---------------------------------
                                               UBS SELECT MONEY
DEAR SHAREHOLDER,                              MARKET FUND

We present you with the annual report          INVESTMENT GOAL:
for UBS Select Money Market Fund for the       Maximum current income consistent
fiscal year ended April 30, 2004.              with liquidity and capital
                                               preservation.
PERFORMANCE

Given an environment that was                  PORTFOLIO MANAGERS:
characterized by low short-term interest       Michael H. Markowitz
rates over the 12-month period, yields         Robert Sabatino
available from money market instruments
were low. As of April 30, 2004, UBS            UBS Global Asset Management
Select Money Market Fund's seven-day           (US) Inc.
current yield for its Institutional
shares was 0.93%, compared with 1.18% at       COMMENCEMENT:
the end of its prior fiscal year end on        August 10, 1998
April 30, 2003. (For more on the Fund's
performance, please refer to                   DIVIDEND PAYMENTS:
"Performance At A Glance" on page 4.)          Monthly
                                               ---------------------------------

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. During the reporting period, the US economy continued to gain momentum, fueled by the combined effects of ongoing military spending, an increase in exports, and robust consumer and business spending. Gross domestic product
   (GDP) figures confirmed this growth: third quarter 2003 GDP came in at 8.2%, up from 3.3% over the prior three months. This number, far higher than anticipated, was the sharpest recorded advance of GDP since 1984. Fourth quarter GDP, at 4.1%, was lower than expected, but still viewed as a solid gain.

   At the time of this writing, the preliminary estimate for first quarter 2004 GDP is 4.4%. Most areas of the economy continue to expand and, despite high oil prices, overall inflation remains relatively low. Perhaps the most conclusive evidence that the current economic expansion is on solid footing is visible in the recent employment numbers. After several months of disappointing news, the US Labor Department announced upward revisions of January's and February's new job numbers, and released March and April numbers of 308,000


--------------------------------------------------------------------------------
                                                                               1

UBS SELECT MONEY MARKET FUND

   and 288,000, respectively-in both instances, significantly higher figures than had been projected.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. With the exception of a move to lower short-term interest rates to 1.00% on June 25, 2003, the Fed held rates steady. However, at its May 4, 2004 meeting, there was a clear shift in the Fed's stance when, in its official statement, it noted, "policy accommodation can be removed at a pace that is likely to be measured." Many market participants viewed this as an indication that the Fed could raise rates as early as its next meeting in June.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PERIOD?

A. Throughout the reporting period, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Longer-term securities-with maturities up to one year- are used to lock in higher yields as interest rates fall, while shorter-term securities-typically with maturities of one month or less-provide liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   As always, we focused on emphasizing quality and liquidity for the Fund. Most notably, this involved concentrating a large portion of the Fund's holdings in commercial paper, which, in the healthier credit environment that characterized the period, offered a yield advantage. Throughout the period, commercial paper remained the Fund's largest position. We held weightings in other sectors, including US government agency obligations, certificates of deposit and short-term corporate obligations, which helped maintain the Fund's overall level of diversification.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. Given the recent increase in new jobs, it appears that the economic recovery may be on solid footing. It's likely that the Fed will monitor new job creation closely, and raise interest rates once there are several consecutive months of significant job growth.

   With the likelihood of a Fed tightening by early summer, we will await confirmation of the positive trend in employment, while letting the Fund's weighted average maturity drift shorter in order to take advantage of additional


--------------------------------------------------------------------------------
2

UBS SELECT MONEY MARKET FUND

   backups in yield. Maintaining a high-quality portfolio will also be of paramount importance, as we seek to meet our investment goal of providing shareholders with as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,



/s/ Joseph A. Varnas                       /s/ Michael H. Markowitz

Joseph A. Varnas                           Michael H. Markowitz
President                                  Portfolio Manager
UBS Select Money Market Fund               UBS Select Money Market Fund
Managing Director                          Managing Director
UBS Global Asset Management (US) Inc.      UBS Global Asset Management (US) Inc.



/s/ Robert Sabatino

Robert Sabatino
Portfolio Manager
UBS Select Money Market Fund
Director
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.




* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
                                                                               3

UBS SELECT MONEY MARKET FUND

PERFORMANCE AT A GLANCE


YIELDS AND CHARACTERISTICS                4/30/04       10/31/03      4/30/03
--------------------------------------------------------------------------------
Seven-Day Current Yield*                   0.93%         0.94%          1.18%
--------------------------------------------------------------------------------
Seven-Day Effective Yield*                 0.94          0.94           1.19
--------------------------------------------------------------------------------
Weighted Average Maturity**             53 days       55 days        49 days
--------------------------------------------------------------------------------
Net Assets (bln)                           $7.5          $6.0           $6.3
--------------------------------------------------------------------------------

SECTOR ALLOCATION***                    4/30/04      10/31/03        4/30/03
--------------------------------------------------------------------------------
Commercial Paper                           42.2%         38.9%          44.7%
--------------------------------------------------------------------------------
U.S. Government Agency Obligations         17.2          23.2           19.6
--------------------------------------------------------------------------------
Certificates of Deposit                    14.8          11.5           13.1
--------------------------------------------------------------------------------
Short-Term Corporate Obligations           10.8          11.2            7.8
--------------------------------------------------------------------------------
U.S. Master Notes                           6.0           5.0            4.7
--------------------------------------------------------------------------------
Funding Agreements                          3.4           4.1            3.5
--------------------------------------------------------------------------------
Time Deposits                               2.1           2.1            5.2
--------------------------------------------------------------------------------
Repurchase Agreements                       2.0           2.5            2.4
--------------------------------------------------------------------------------
Bank Notes                                  1.6           1.4              -
--------------------------------------------------------------------------------
Money Market Funds                          0.6           0.1              -
--------------------------------------------------------------------------------
Other Assets Less Liabilities              (0.7)            -           (1.0)
--------------------------------------------------------------------------------
TOTAL                                     100.0%        100.0%         100.0%
--------------------------------------------------------------------------------

Yield data quoted are for Institutional shares. Financial Intermediary shares were outstanding for the period May 28, 2003 through December 30, 2003. If such shares had been outstanding at the fiscal year ended April 30, 2004, the yields would be approximately 0.25% lower than the yields for Institutional shares.

* Yields will fluctuate and reflect fee waivers for the seven-day period ended 4/30/03. There were no fee waivers for the seven-day periods ended April 30, 2004 and October 31, 2003. Performance data quoted represents past performance. Past performance does not guarantee future results.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
4

UBS SELECT TREASURY FUND


June 15, 2004                                   --------------------------------
                                                UBS SELECT TREASURY FUND
DEAR SHAREHOLDER,
                                                INVESTMENT GOAL:
We present you with the annual report
for UBS Select Treasury Fund for the            Maximum current income
fiscal year ended April 30, 2004.               consistent with liquidity and
                                                capital preservation.
PERFORMANCE

As of April 30, 2004, UBS Select                PORTFOLIO MANAGERS:
Treasury Fund's seven-day current yield         Michael H. Markowitz
for its Institutional shares was 0.77%.         Robert Sabatino
The Fund, which commenced operations on
was established as an alternative to two        UBS Global Asset Management
other money market funds that were being        (US) Inc.
dissolved. As a result, the Fund March
23, 2004 grew swiftly, and has garnered         Commencement:
significant assets. For more on the             March 23, 2004,
Fund's performance, please refer to
"Performance At A Glance" on page 6. For        Dividend Payments:
more on the Fund's portfolio, please            Monthly
turn to the financials section of this          --------------------------------
report, beginning on page 12.

We thank you for your support, and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.
Sincerely,


/s/ Joseph A. Varnas                       /s/ Michael H. Markowitz

Joseph A. Varnas                           Michael H. Markowitz
President                                  Portfolio Manager
UBS Select Treasury Fund                   UBS Select Treasury Fund
Managing Director                          Managing Director
UBS Global Asset Management (US) Inc.      UBS Global Asset Management (US) Inc.


/s/ Robert Sabatino

Robert Sabatino
Portfolio Manager
UBS Select Treasury Fund
Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the period since its inception on March 23, 2004, through April 30, 2004. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
                                                                               5

UBS SELECT TREASURY FUND



PERFORMANCE AT A GLANCE

YIELDS AND CHARACTERISTICS                                              4/30/04
--------------------------------------------------------------------------------
Seven-Day Current Yield*                                                 0.77%
--------------------------------------------------------------------------------
Seven-Day Effective Yield*                                               0.78%
--------------------------------------------------------------------------------
Weighted Average Maturity**                                             55 days
--------------------------------------------------------------------------------
Net Assets (mm)                                                          $385.5
--------------------------------------------------------------------------------

SECTOR ALLOCATION***
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                72.2%
--------------------------------------------------------------------------------
Repurchase Agreements                                                    30.4
--------------------------------------------------------------------------------
Money Market Funds                                                        2.7
--------------------------------------------------------------------------------
Other Assets Less Liabilities                                            (5.3)
--------------------------------------------------------------------------------
TOTAL                                                                   100.0%
--------------------------------------------------------------------------------

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding for the period. If such shares had been outstanding at the fiscal year ended April 30, 2004, the yields would be approximately 0.25% lower than the yields for Institutional shares.

* Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the date indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
6

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS-APRIL 30, 2004


 PRINCIPAL
   AMOUNT                                          MATURITY        INTEREST
   (000)                                             DATES          RATES            VALUE
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS-17.22%
----------------------------------------------------------------------------------------------
                                                  05/14/04 to     1.350 to
$393,390      Federal Home Loan Bank              05/04/05         4.125%         $393,968,509
----------------------------------------------------------------------------------------------
                                                  07/02/04 to     0.993 to
  175,000     Federal Home Loan Bank              07/05/04         0.995*          174,862,855
----------------------------------------------------------------------------------------------
              Federal Home Loan Mortgage          06/09/04 to     1.100 to
  152,486       Corp.                             08/12/04        1.350 @          152,163,039
----------------------------------------------------------------------------------------------
              Federal Home Loan Mortgage          11/15/04 to     1.420 to
  125,000       Corp.                             03/01/05        3.875            125,981,350
----------------------------------------------------------------------------------------------
              Federal National Mortgage           10/14/04 to     1.080 to
  236,750       Association                       12/15/04        1.150 @          235,245,287
----------------------------------------------------------------------------------------------
              Federal National Mortgage           12/29/04 to     1.400 to
  208,000       Association                       05/27/05        1.810            208,000,000
----------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost-$1,290,221,040)                   1,290,221,040
----------------------------------------------------------------------------------------------
BANK NOTES-1.61%
----------------------------------------------------------------------------------------------
  NON-U.S.-1.11%
----------------------------------------------------------------------------------------------
   83,000     Westpac Banking Corp.               05/17/04         1.030*           82,990,532
----------------------------------------------------------------------------------------------
   U.S.-0.50%
----------------------------------------------------------------------------------------------
   37,600     U.S. Bank N.A.                      04/07/05         1.430            37,600,000
----------------------------------------------------------------------------------------------
Total Bank Notes (cost-$120,590,532)                                               120,590,532
----------------------------------------------------------------------------------------------
TIME DEPOSIT-2.13%
----------------------------------------------------------------------------------------------
              National City Bank of Indiana,
                Grand Cayman
  160,000       (cost-$160,000,000)               05/03/04         1.031           160,000,000
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-14.82%
----------------------------------------------------------------------------------------------
  NON-U.S.-10.28%
----------------------------------------------------------------------------------------------
   76,000     Bank of Scotland                    05/05/04         1.040            76,000,076
----------------------------------------------------------------------------------------------
   50,000     Barclays Bank PLC                   05/28/04         1.035*           49,998,403
----------------------------------------------------------------------------------------------
   80,000     Barclays Bank PLC                   06/30/04         1.040            80,001,614
----------------------------------------------------------------------------------------------
              Canadian Imperial Bank of
   75,000      Commerce                           05/05/04         1.030            75,000,000
----------------------------------------------------------------------------------------------
   74,000     Fortis Bank NV                      05/13/04         1.030*           73,986,151
----------------------------------------------------------------------------------------------
                                                  05/12/04 to     1.025 to
  200,000     Natexis Banque Populaires           06/08/04        1.040            200,000,000
----------------------------------------------------------------------------------------------
   65,000     Rabobank Nederland                  05/03/04         1.020*           64,999,185
----------------------------------------------------------------------------------------------
   45,000     Royal Bank of Canada                12/27/04         1.462            44,968,158
----------------------------------------------------------------------------------------------
   44,000     Societe Generale                    05/05/04         1.018*           43,990,736
----------------------------------------------------------------------------------------------
                                                  05/04/04 to     1.045 to
   61,500     Westdeutsche Landesbank AG          06/03/04         1.060*           61,499,452
----------------------------------------------------------------------------------------------
                                                                                   770,443,775
----------------------------------------------------------------------------------------------
  U.S.-4.54%
----------------------------------------------------------------------------------------------
              American Express Centurion
  100,000       Bank                              05/19/04         1.030           100,000,000
----------------------------------------------------------------------------------------------
                                                  05/11/04 to
  190,000     First Tennessee Bank, N.A.          05/24/04         1.030           190,000,000
----------------------------------------------------------------------------------------------
   50,000     Wells Fargo Bank N.A.               05/13/04         1.030            50,000,000
----------------------------------------------------------------------------------------------
                                                                                   340,000,000
----------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost-$1,110,443,775)                              1,110,443,775
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               7

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS-APRIL 30, 2004

 PRINCIPAL
   AMOUNT                                         MATURITY       INTEREST
   (000)                                            DATES          RATES            VALUE
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER@-42.20%
--------------------------------------------------------------------------------------------
  ASSET BACKED-AUTO & TRUCK-2.33%
--------------------------------------------------------------------------------------------
                                                05/17/04 to     1.040 to
$175,000      New Center Asset Trust            06/02/04        1.045%          $174,884,111
--------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING-2.20%
--------------------------------------------------------------------------------------------
                                                05/06/04 to     1.020 to
  164,551     Atlantis One Funding Corp.        05/20/04        1.030            164,487,472
--------------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS-21.64%
--------------------------------------------------------------------------------------------
                                                05/17/04 to     1.030 to
  200,000     Amsterdam Funding Corp.           05/20/04        1.040            199,898,615
--------------------------------------------------------------------------------------------
                                                05/06/04 to     1.030 to
  129,677     Barton Capital Corp.              06/09/04        1.050            129,608,769
--------------------------------------------------------------------------------------------
              Falcon Asset Securitization       05/11/04 to     1.030 to
  200,000       Corp.                           05/19/04        1.040            199,928,305
--------------------------------------------------------------------------------------------
                                                05/06/04 to     1.040 to
  159,000     Galaxy Funding, Inc.              07/20/04        1.090            158,787,311
--------------------------------------------------------------------------------------------
                                                06/14/04 to     1.040 to
   74,095     Giro Funding U.S. Corp.           06/24/04        1.050             73,985,898
--------------------------------------------------------------------------------------------
   52,000     Grampian Funding LLC              06/16/04        1.030             51,931,562
--------------------------------------------------------------------------------------------
                                                05/14/04 to     1.030 to
  137,000     Kitty Hawk Funding Corp.          05/17/04        1.040            136,941,396
--------------------------------------------------------------------------------------------
   75,000     Old Line Funding Corp.            05/13/04        1.030             74,974,250
--------------------------------------------------------------------------------------------
              Preferred Receivables Funding     05/05/04 to
  200,000       Corp.                           05/07/04        1.030            199,969,958
--------------------------------------------------------------------------------------------
   50,000     Receivables Capital Corp.         05/11/04        1.030             49,985,694
--------------------------------------------------------------------------------------------
   75,000     Triple A One Funding              05/05/04        1.030             74,991,417
--------------------------------------------------------------------------------------------
              Variable Funding Capital          05/12/04 to
  195,000       Corp.                           05/25/04        1.030            194,920,032
--------------------------------------------------------------------------------------------
   75,000     Yorktown Capital LLC              05/19/04        1.035             74,961,187
--------------------------------------------------------------------------------------------
                                                                               1,620,884,394
--------------------------------------------------------------------------------------------
  BANKING-NON-U.S.-2.80%
--------------------------------------------------------------------------------------------
   35,000     Natexis Banque Populaires         05/04/04        1.190             34,996,529
--------------------------------------------------------------------------------------------
   50,000     Northern Rock PLC                 06/09/04        1.040             49,943,667
--------------------------------------------------------------------------------------------
              Westpac Trust Securities NZ
  125,000      Ltd.                             05/04/04        1.025            124,989,323
--------------------------------------------------------------------------------------------
                                                                                 209,929,519
--------------------------------------------------------------------------------------------
  BANKING-U.S.-9.18%
--------------------------------------------------------------------------------------------
   84,275     CBA (Delaware) Finance, Inc.      05/10/04        1.020             84,253,510
--------------------------------------------------------------------------------------------
   32,900     Danske Corp.                      05/19/04        1.030             32,883,057
--------------------------------------------------------------------------------------------
   90,000     Deutsche Bank Financial LLC       05/26/04        1.030             89,935,625
--------------------------------------------------------------------------------------------
                                                05/17/04 to     1.025 to
  148,450     Dexia Delaware LLC                06/23/04        1.040            148,295,540
--------------------------------------------------------------------------------------------
  100,000     DNB NOR Bank ASA                  05/03/04        1.030             99,994,278
--------------------------------------------------------------------------------------------
  100,000     Fortis Funding LLC                05/26/04        1.025             99,928,819
--------------------------------------------------------------------------------------------
                                                05/10/04 to     1.030 to
  132,200     Nordea N.A., Inc.                 06/08/04        1.040            132,111,340
--------------------------------------------------------------------------------------------
                                                                                 687,402,169
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS-APRIL 30, 2004


PRINCIPAL
 AMOUNT                                             MATURITY       INTEREST
  (000)                                              DATES           RATES            VALUE
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER@-(CONCLUDED)
----------------------------------------------------------------------------------------------
  BROKERAGE-0.67%
----------------------------------------------------------------------------------------------
 $50,000           Morgan Stanley                  05/13/04        1.030%          $49,982,833
----------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE CONSUMER-1.00%
----------------------------------------------------------------------------------------------
                   Citigroup Global Markets
   75,000            Holdings, Inc.                06/17/04        1.040            74,898,167
----------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED-1.73%
----------------------------------------------------------------------------------------------
   30,000          CIT Group, Inc.                 05/20/04        1.040            29,983,533
----------------------------------------------------------------------------------------------
                   GE Capital International
   50,000            Funding, Inc.                 05/03/04        1.040            49,997,111
----------------------------------------------------------------------------------------------
                   International Lease Finance
   50,000            Corp.                         05/20/04        1.020            49,973,084
----------------------------------------------------------------------------------------------
                                                                                   129,953,728
----------------------------------------------------------------------------------------------
  UTILITIES-OTHER-0.65%
----------------------------------------------------------------------------------------------
                                                   05/17/04 to     1.030 to
   49,100          RWE AG                          06/07/04        1.050            49,062,548
----------------------------------------------------------------------------------------------
Total Commercial Paper (cost-$3,161,484,941)                                     3,161,484,941
----------------------------------------------------------------------------------------------
U.S. MASTER NOTES-6.01%
----------------------------------------------------------------------------------------------
  BANKING-2.00%
----------------------------------------------------------------------------------------------
                   Bank of America Securities
  150,000            LLC                           05/03/04        1.163*          150,000,000
----------------------------------------------------------------------------------------------
  BROKERAGE-4.01%
----------------------------------------------------------------------------------------------
  150,000          Bear Stearns Cos., Inc.         05/03/04        1.200*          150,000,000
----------------------------------------------------------------------------------------------
  150,000          Morgan Stanley                  05/03/04        1.113*          150,000,000
----------------------------------------------------------------------------------------------
                                                                                   300,000,000
----------------------------------------------------------------------------------------------
Total U.S. Master Notes (cost-$450,000,000)                                        450,000,000
----------------------------------------------------------------------------------------------
FUNDING AGREEMENTS#-3.34%
----------------------------------------------------------------------------------------------
                   Metropolitan Life Insurance
  100,000            Co.                           05/03/04        1.190*          100,000,000
----------------------------------------------------------------------------------------------
   75,000          New York Life Insurance Co.     05/03/04        1.180*           75,000,000
----------------------------------------------------------------------------------------------
   75,000          Travelers Insurance Co.         05/03/04        1.210*           75,000,000
----------------------------------------------------------------------------------------------
Total Funding Agreements (cost-$250,000,000)                                       250,000,000
----------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS-10.82%
----------------------------------------------------------------------------------------------
  ASSET BACKED-FINANCE-3.58%
----------------------------------------------------------------------------------------------
   49,000          CC (USA), Inc.**                05/03/04        1.060*           49,000,000
----------------------------------------------------------------------------------------------
   54,000          CC (USA), Inc.                  05/12/04        1.055*           53,994,335
----------------------------------------------------------------------------------------------
   80,000          Dorada Finance, Inc.**          05/03/04        1.060*           79,999,716
----------------------------------------------------------------------------------------------
   50,000          K2 (USA) LLC**                  11/15/04        1.490            50,000,000
----------------------------------------------------------------------------------------------
   35,000          Links Finance LLC**             03/15/05        1.050            35,033,242
----------------------------------------------------------------------------------------------
                                                                                   268,027,293
----------------------------------------------------------------------------------------------


  AUTOMOBILE OEM-1.80%
----------------------------------------------------------------------------------------------
                   American Honda Finance          05/10/04 to     1.060 to
  105,000            Corp.**                       06/11/04        1.260*          105,011,686
----------------------------------------------------------------------------------------------
   30,000          Toyota Motor Credit Corp.       07/16/04        1.102*           30,000,269
----------------------------------------------------------------------------------------------
                                                                                   135,011,955
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               9

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS-APRIL 30, 2004


PRINCIPAL
 AMOUNT                                                   MATURITY  INTEREST
  (000)                                                     DATES     RATES          VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS-(CONCLUDED)
-----------------------------------------------------------------------------------------------
  BANKING-NON-U.S.-1.60%
-----------------------------------------------------------------------------------------------
  $85,000         HBOS Treasury Services PLC               05/04/04     1.080%*     $85,000,000
-----------------------------------------------------------------------------------------------
   35,000         Nationwide Building Society**            07/23/04     1.139*       35,000,000
-----------------------------------------------------------------------------------------------
                                                                                    120,000,000
-----------------------------------------------------------------------------------------------
  BANKING-U.S.-0.88%
-----------------------------------------------------------------------------------------------
                  KFW International Finance,
   40,000           Inc.                                   04/18/05    4.250         41,061,617
-----------------------------------------------------------------------------------------------
   25,000         Wells Fargo Co.                          05/15/04     1.170*       25,000,000
-----------------------------------------------------------------------------------------------
                                                                                     66,061,617
-----------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE CONSUMER-1.29%
-----------------------------------------------------------------------------------------------
   96,500         Household Finance Corp.                  05/18/04     1.120*       96,500,575
-----------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED-1.67%
-----------------------------------------------------------------------------------------------
                  General Electric Capital
-----------------------------------------------------------------------------------------------
  125,000           Corp.                                  05/10/04     1.180*      125,041,731
-----------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost-$810,643,171)                          810,643,171
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT-2.00%
-----------------------------------------------------------------------------------------------
                  Repurchase Agreement dated
                    04/30/04 with Goldman
                    Sachs Mortgage Corp.,
                    collateralized by
                    $150,968,379 various
                    whole loan assets due
                    01/01/10;
                    (value-$154,500,000);
                    proceeds: $150,015,162
  150,000            (cost-$150,000,000)                   05/03/04    1.213        150,000,000
-----------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
 (000)
-----------------------------------------------------------------------------------------------
MONEY MARKET FUND-0.62%
-----------------------------------------------------------------------------------------------
46,302            BlackRock Provident Institutional                    0.902+        46,301,821
                    TempFund (cost-$46,301,821)
-----------------------------------------------------------------------------------------------
Total Investments (cost-$7,549,685,280 which
  approximates cost for federal income tax purposes)-100.77%                      7,549,685,280
-----------------------------------------------------------------------------------------------
Liabilities in excess of other assets-(0.77)%                                       (58,039,417)
-----------------------------------------------------------------------------------------------
Net Assets (applicable to 7,491,565,231 Institutional shares of
  beneficial interest outstanding equivalent to $1.00 per share)-100.00%         $7,491,645,863
-----------------------------------------------------------------------------------------------

* Variable rate securities - maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of April 30, 2004, and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.73% of net assets as of April 30, 2004, are deemed liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@    Interest rates shown are the discount rates at date of purchase.
+    Interest rate shown reflects yield at April 30, 2004.
OEM  Original Equipment Manufacturer

--------------------------------------------------------------------------------
10

UBS SELECT MONEY MARKET FUND

STATEMENT OF NET ASSETS-APRIL 30, 2004



# The following represents illiquid restricted securities as of April 30, 2004:

                                                                ACQUISITION COST                   MARKET VALUE
                                 ACQUISITION     ACQUISITION      PERCENTAGE OF        MARKET      PERCENTAGE OF
       SECURITY NAME                DATE            COST           NET ASSETS          VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.,
  1.190%, 05/03/04                08/01/03      $100,000,000         1.34%         $100,000,000       1.34%
-----------------------------------------------------------------------------------------------------------------
New York Life Insurance Co.,
  1.180%, 05/03/04                02/04/04        75,000,000         1.00            75,000,000       1.00
-----------------------------------------------------------------------------------------------------------------
Travelers Insurance Co.,
  1.210%, 05/03/04                07/01/03        75,000,000         1.00            75,000,000       1.00
-----------------------------------------------------------------------------------------------------------------
                                                $250,000,000         3.34%         $250,000,000       3.34%
-----------------------------------------------------------------------------------------------------------------

                       Weighted average maturity - 56 days














                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              11

UBS SELECT TREASURY FUND

STATEMENT OF NET ASSETS-APRIL 30, 2004

PRINCIPAL
 AMOUNT                                                            MATURITY     INTEREST
  (000)                                                             DATES         RATES          VALUE
------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS-72.24%
------------------------------------------------------------------------------------------------------------
                                                                   05/06/04 to   0.905 to
 $274,000     U.S. Treasury Bills(1)                               09/30/04      1.010%@        $273,497,558
------------------------------------------------------------------------------------------------------------
    5,000     U.S. Treasury Notes                                  02/28/05       1.500            5,002,329
------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations (cost-$278,499,887)                                              278,499,887
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-27.81%
------------------------------------------------------------------------------------------------------------
   35,000     Repurchase Agreement dated 04/30/04 with Bear
                Stearns & Co., collateralized by $35,000,000 U.S.
                Treasury Bonds, 5.375% due 02/15/31 and
                $10,000 U.S. Treasury Notes, 2.625% due
                03/15/09; (value-$35,703,453); proceeds:
                $35,002,742                                        05/03/04       0.940           35,000,000
------------------------------------------------------------------------------------------------------------
   35,000     Repurchase Agreement dated 04/30/04 with
                Deutsche Bank Securities, Inc., collateralized by
                $25,958,037 U.S. Treasury Bonds, 8.500% due
                02/15/20; (value-$35,700,704); proceeds:
                $35,002,742                                        05/03/04       0.940           35,000,000
------------------------------------------------------------------------------------------------------------
   37,210     Repurchase Agreement dated 04/30/04 with
                Goldman Sachs, Inc., collateralized by
                $13,585,000 U.S. Treasury Bonds, 8.125% due
                08/15/19 and $19,864,000 U.S. Treasury Notes,
                1.250% due 05/31/05; (value-$37,955,035);
                proceeds: $37,212,884                              05/03/04       0.930           37,210,000
------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost-$107,210,000)                                                  107,210,000
------------------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
 (000)
------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED-5.29%
------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND-2.70%
------------------------------------------------------------------------------------------------------------
  10,400      AIM Short-Term Investment Trust Treasury Portfolio
                (cost-$10,400,000)                                                0.880+          10,400,000
------------------------------------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
 (000)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT-2.59%
------------------------------------------------------------------------------------------------------------
10,001        Repurchase Agreement with Deutsche Bank
                Securities, Inc., collateralized by $7,416,963 U.S.
                Treasury Bonds, 8.500% due 02/15/20;
                (value-$10,201,430); proceeds: $10,001,297
                (cost-$10,000,514)                                 05/03/04       0.940          10,000,514
------------------------------------------------------------------------------------------------------------
Total Investments of Cash Collateral from Securities Loaned (cost-$20,400,514)                   20,400,514
------------------------------------------------------------------------------------------------------------
Total Investments (cost-$406,110,401 which approximates
  cost for federal income tax purposes)-105.34%                                                 406,110,401
------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets-(5.34)%                                                   (20,573,994)
------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 385,536,407 Institutional shares
  of beneficial interest outstanding
  equivalent to $1.00 per share)-100.00%                                                       $385,536,407
------------------------------------------------------------------------------------------------------------

@    Interest rates shown are the discount rates at date of purchase.
+    Interest rate shown reflects yield at April 30, 2004.
(1)  Security, or portion thereof, was on loan at April 30, 2004.

                       Weighted average maturity - 55 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND


STATEMENT OF OPERATIONS

                                                                UBS Select          UBS Select
                                                               Money Market          Treasury
                                                                   Fund                Fund
                                                              --------------      --------------
                                                                                  For the Period
                                                                  For the        March 23, 2004+
                                                                Year Ended           through
                                                              April 30, 2004      April 30, 2004
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                        $78,810,660          $210,751
------------------------------------------------------------------------------------------------
Securities lending income                                                 -               613
------------------------------------------------------------------------------------------------
                                                                 78,810,660           211,364
------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                      12,324,476            39,710
------------------------------------------------------------------------------------------------
Trustees' fees                                                       65,223                 -
------------------------------------------------------------------------------------------------
Shareholder servicing fees-Financial Intermediary shares                223                 -
------------------------------------------------------------------------------------------------
                                                                 12,389,922            39,710
------------------------------------------------------------------------------------------------
Less: Fee waivers by investment advisor and
  administrator                                                    (214,679)                -
------------------------------------------------------------------------------------------------
Net expenses                                                     12,175,243            39,710
------------------------------------------------------------------------------------------------
Net investment income                                            66,635,417           171,654
------------------------------------------------------------------------------------------------
Net realized gain from investment activities                          8,412                 -
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            $66,643,829          $171,654
------------------------------------------------------------------------------------------------

+    Commencement of operations.









                 See accompanying notes to financial statements



--------------------------------------------------------------------------------
                                                                              13

UBS SELECT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                           For the Years Ended April 30,
                                                           -----------------------------
                                                                2004               2003
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $66,635,417        $110,937,843
--------------------------------------------------------------------------------------------
Net realized gains from investment activities                     8,412              72,220
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         66,643,829         111,010,063
--------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income-Institutional shares                  (66,634,775)       (110,937,843)
--------------------------------------------------------------------------------------------
Net investment income-Financial Intermediary shares                (642)                  -
--------------------------------------------------------------------------------------------
Net realized gains from investment activities-
  Institutional shares                                                -            (234,546)
--------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders           (66,635,417)       (111,172,389)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial
  interest transactions                                   1,156,112,787      (1,459,726,865)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                     1,156,121,199      (1,459,889,191)
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                         6,335,524,664       7,795,413,855
--------------------------------------------------------------------------------------------
End of year                                              $7,491,645,863      $6,335,524,664
--------------------------------------------------------------------------------------------









                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14

UBS SELECT TREASURY FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                       For the Period
                                                                      March 23, 2004+
                                                                          through
                                                                       April 30, 2004
-------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                       $171,654
-------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income-Institutional shares                                  (171,654)
-------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest transactions         385,536,407
-------------------------------------------------------------------------------------
Net increase in net assets                                               385,536,407
-------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                                -
-------------------------------------------------------------------------------------
End of period                                                           $385,536,407
-------------------------------------------------------------------------------------

+    Commencement of operations.





                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                              15

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Select Money Market Fund ("Money Market Fund") and UBS Select Treasury Fund ("Treasury Fund") (each a "Fund", collectively, the "Funds") are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with six funds: the Funds, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. At April 30, 2004, the Funds only had Institutional shares outstanding. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon. The Treasury Fund had no operations until March 23, 2004 other than matters relating to its organization and registration of its shares under the 1940 Act.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME- Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method.


--------------------------------------------------------------------------------
16

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS-The Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS-Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.


--------------------------------------------------------------------------------
                                                                              17

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved a separate Investment Advisory and Administration Contract ("Advisory Contract") with respect to each Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with each Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At April 30, 2004, the Money Market Fund and the Treasury Fund owed UBS Global AM $2,383,476 and $39,710, respectively, in investment advisory and administration fees.

Under each Advisory Contract, UBS Global AM has agreed to pay all expenses of the respective Fund other than the investment advisory and administration fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses. From February 1, 2002 through August 31, 2003, UBS Global AM agreed to waive 1 basis point (0.01%) of the Money Market Fund's 18 basis points (0.18%) investment advisory and administration fees. For the period February 1, 2002 through August 31, 2003, UBS Global AM waived $214,679 of its investment advisory and administration fees from the Money Market Fund.


SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a separate Shareholder Services Plan and Agreement adopted for each Fund with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under related agreements with those financial intermediaries ("Shareholder Service Agreements"), UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements.


--------------------------------------------------------------------------------
18

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

SECURITIES LENDING

Each Fund may lend securities up to 331|M/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under each Fund's securities lending program. UBS Securities LLC is the Funds' lending agent. UBS Securities LLC earned $243 in compensation as the Treasury Fund's lending agent for the period ended April 30, 2004. At April 30, 2004, the Treasury Fund owed UBS Securities LLC $243 in compensation for services as its lending agent.

At April 30, 2004, the Treasury Fund had securities on loan having a market value of $86,854,100. The Treasury Fund's custodian held cash investments having an aggregate value of $20,400,514 as collateral for portfolio securities loaned. The Treasury Fund's custodian also held U.S. government securities having an aggregate value of $68,228,226 as collateral for portfolio securities loaned as follows:

 PRINCIPAL
  AMOUNT                                                MATURITY      INTEREST
   (000)                                                  DATES        RATES          VALUE
----------------------------------------------------------------------------------------------
    $100     Federal National Mortgage Association      01/15/09       5.250%         $107,027
----------------------------------------------------------------------------------------------
  20,400     U.S. Treasury Principal Strip              08/15/17       8.875        10,152,430
----------------------------------------------------------------------------------------------
  55,300     U.S. Treasury Principal Strip              11/15/18       9.000        25,313,193
----------------------------------------------------------------------------------------------
 122,000     U.S. Treasury Principal Strip              08/15/27       6.375        32,655,576
----------------------------------------------------------------------------------------------
                                                                                   $68,228,226
----------------------------------------------------------------------------------------------

BANK LINE OF CREDIT

The Money Market Fund participated until September 10, 2003 with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Money Market Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Money Market Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. UBS Global AM had

--------------------------------------------------------------------------------
                                                                              19

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

agreed to pay the commitment fee on behalf of the Money Market Fund. Interest would have been charged to the Money Market Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period May 1, 2003 through September 10, 2003 the Money Market Fund did not borrow under the Facility. For the period May 1, 2003 through September 10, 2003, UBS Global AM paid commitment fees of $38,882 to UBS AG, Stamford Branch, on behalf of the Money Market Fund.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At April 30, 2004, Money Market Fund and Treasury Fund had dividends payable of $5,764,665 and $156,817, respectively. Money Market Fund had a payable for investments purchased of $58,000,000. Treasury Fund had a payable for cash collateral from securities loaned of $20,400,514.

The components of net assets at April 30, 2004 were as follows:

                                                  ACCUMULATED
                                ACCUMULATED       NET REALIZED
                              PAID IN CAPITAL         GAIN           NET ASSETS
--------------------------------------------------------------------------------
UBS Select Money
  Market Fund                 $7,491,565,231        $80,632       $7,491,645,863
--------------------------------------------------------------------------------
UBS Select Treasury Fund        $385,536,407           -            $385,536,407
--------------------------------------------------------------------------------


FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year or period ended April 30, 2004 and by the Money Market Fund during the fiscal year ended April 30, 2003 was ordinary income.

At April 30, 2004, the component of accumulated earnings on a tax basis was undistributed ordinary income of $5,845,297 for Money Market Fund and $156,817 for Treasury Fund.

To reflect reclassifications arising from permanent "book/tax" differences in the Money Market Fund for the year ended April 30, 2004, undistributed net investment income was increased by $36,448 and accumulated net realized gains from investment transactions were decreased by $36,448. These differences are primarily due to reclassifications of distributions for tax purposes.


--------------------------------------------------------------------------------
20

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                             FINANCIAL
                                                                           INTERMEDIARY
                                          INSTITUTIONAL SHARES                SHARES*
----------------------------------------------------------------------------------------
                                                                             FOR THE
                                     FOR THE YEARS ENDED APRIL 30,            PERIOD
------------------------------------------------------------------------   MAY 28, 2003
                                                                             THROUGH
                                                                           DECEMBER 30,
UBS SELECT MONEY MARKET FUND         2004                  2003               2003
----------------------------------------------------------------------------------------
Shares sold                      89,286,299,152       101,434,290,022         150,641
----------------------------------------------------------------------------------------
Shares repurchased             (88,180,133,315)     (102,969,901,615)        (150,641)
----------------------------------------------------------------------------------------
Dividends reinvested                 49,946,950            75,884,728              -
----------------------------------------------------------------------------------------
Net increase (decrease) in
  shares outstanding              1,156,112,787       (1,459,726,865)              -
----------------------------------------------------------------------------------------

                                  INSTITUTIONAL
                                      SHARES
----------------------------------------------------
                                     FOR THE
UBS SELECT TREASURY               PERIOD ENDED
FUND**                           APRIL 30, 2004+
----------------------------------------------------
Shares sold                        431,288,875
----------------------------------------------------
Shares repurchased                 (45,764,972)
----------------------------------------------------
Dividends reinvested                    12,504
----------------------------------------------------
Net increase in shares
  outstanding                      385,536,407
----------------------------------------------------

* At April 30, 2003, there were no Financial Intermediary shares outstanding of the Money Market Fund.
** During the period ended April 30, 2004, there were no Financial Intermediary shares outstanding of the Treasury Fund.
+ For the period March 23, 2004 (commencement of operations) through April 30, 2004.

--------------------------------------------------------------------------------
                                                                              21

UBS SELECT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                                       INSTITUTIONAL SHARES
                                               -----------------------------------------------------------------------
                                                                   For the Years Ended April 30,
                                               -----------------------------------------------------------------------
                                                  2004           2003           2002            2001          2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00          $1.00           $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income                              0.010          0.015           0.029          0.062          0.054
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income              (0.010)        (0.015)         (0.029)        (0.062)        (0.054)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment activities                           -         (0.000)@             -              -              -
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                 (0.010)        (0.015)         (0.029)        (0.062)        (0.054)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $1.00          $1.00           $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                          0.98%          1.56%           2.96%          6.37%          5.54%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)             $7,491,646     $6,335,525      $7,795,414     $3,385,770     $2,290,822
----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of fee
  waivers by advisor                                0.18%          0.17%           0.16%          0.15%          0.14%
----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before fee
  waivers by advisor                                0.18%          0.18%           0.18%          0.18%          0.18%
----------------------------------------------------------------------------------------------------------------------
Net investment income to average net
  assets, net of fee waivers by advisor             0.97%          1.54%           2.70%          6.11%          5.48%
----------------------------------------------------------------------------------------------------------------------
Net investment income to average net
  assets, before fee waivers by advisor             0.97%          1.53%           2.68%          6.08%          5.44%
----------------------------------------------------------------------------------------------------------------------

@    Amount is less than $0.0005 per share
+    Issuance of shares.
[+/+]Reissuance of shares.
*    Annualized.
1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
2 At December 31, 2003, March 6, 2000 and February 9, 1999, there were no Financial Intermediary shares outstanding.

--------------------------------------------------------------------------------
22

UBS SELECT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS





                        FINANCIAL INTERMEDIARY SHARES(2)
--------------------------------------------------------------------------------
        For the Period         For the Period         For the Period
           May 28,               November 4,           December 29,
          2003[+/+] to          1999[+/+] to            1998+ to
      December 30, 2003         March 6, 2000        February 9, 1999
--------------------------------------------------------------------------------
            $1.00                   $1.00                  $1.00
--------------------------------------------------------------------------------
            0.004                   0.018                  0.006
--------------------------------------------------------------------------------
           (0.004)                 (0.018)                (0.006)
--------------------------------------------------------------------------------
              -                       -                      -
--------------------------------------------------------------------------------
           (0.004)                 (0.018)                (0.006)
--------------------------------------------------------------------------------
            $1.00                   $1.00                  $1.00
--------------------------------------------------------------------------------
             0.43%                   1.84%                  0.57%
--------------------------------------------------------------------------------
              $-                     $-                      $-
--------------------------------------------------------------------------------
             0.43%*                  0.40%*                 0.32%*
--------------------------------------------------------------------------------
             0.43%*                  0.43%*                 0.43%*
--------------------------------------------------------------------------------
             0.72%*                  5.11%*                 4.81%*
--------------------------------------------------------------------------------
             0.72%*                  5.08%*                 4.70%*
--------------------------------------------------------------------------------
                                                                              23

UBS SELECT TREASURY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated is presented below:


                                                        INSTITUTIONAL SHARES
                                                        --------------------
                                                           For the Period
                                                             March 23,
                                                             2004++ to
                                                           April 30, 2004
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $1.00
--------------------------------------------------------------------------------
Net investment income                                           0.001
--------------------------------------------------------------------------------
Dividends from net investment income                           (0.001)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $1.00
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                       0.08%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                            $385,536
--------------------------------------------------------------------------------
Expenses to average net assets                                   0.18%*
--------------------------------------------------------------------------------
Net investment income to average net assets                      0.78%*
--------------------------------------------------------------------------------

+    Commencement of operations.

*    Annualized.

1 Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
24

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
UBS Select Money Market Fund
UBS Select Treasury Fund

We have audited the accompanying statement of net assets of UBS Select Money Market Fund and UBS Select Treasury Fund (the "Funds") (two of the funds constituting UBS Money Series) as of April 30, 2004, and the related statement of operations for the period then ended, the statements of changes in net assets for each of the two years in the period then ended for UBS Select Money Market Fund and the statement of changes in net assets for the period then ended for UBS Select Treasury Fund, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of April 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Money Market Fund and UBS Select Treasury Fund of UBS Money Series at April 30, 2004, the results of their operations for the period then ended, the changes in their net assets for each of the two years in the period then ended for UBS Select Money Market Fund and for the period then ended for UBS Select Treasury Fund, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.




                                                        /s/ Ernst & Young LLP



New York, New York
June 18, 2004

--------------------------------------------------------------------------------
                                                                              25

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Funds' operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Trust, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Trust's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.


INTERESTED TRUSTEE

                                                Term of
                                              Office+ and
                              Position(s)      Length of
      Name, Address,           Held with          Time                 Principal Occupation(s)
          and Age                Trust           Served                  During Past 5 Years
--------------------------   -------------   -------------   -------------------------------------------
Margo N. Alexander*++;          Trustee        Since 1998    Mrs. Alexander is retired. She was an
57                                                           executive vice president of UBS Financial
                                                             Services Inc. (from March 1984 to December
                                                             2002). She was chief executive officer (from
                                                             January 1995 to October 2000), a director
                                                             (from January 1995 to September 2001) and
                                                             chairman (from March 1999 to September 2001)
                                                             of UBS Global AM (formerly known as Mitchell
                                                             Hutchins Asset Management Inc.).


--------------------------------------------------------------------------------
26

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)



                      Number of
             Portfolios in Fund Complex               Other Directorships
                 Overseen by Trustee                    Held by Trustee
---------------------------------------------------- --------------------
Mrs. Alexander is a director or trustee of 16                None
investment companies (consisting of 35 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.



--------------------------------------------------------------------------------
                                                                              27

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                                 Term of
                                               Office+ and
                               Position(s)      Length of
      Name, Address,            Held with          Time                   Principal Occupation(s)
          and Age                 Trust           Served                    During Past 5 Years
--------------------------   --------------   -------------   ----------------------------------------------
Richard Q. Armstrong; 69     Trustee and      Since 1998      Mr. Armstrong is chairman and principal of
c/o Willkie, Farr &          Interim                          R.Q.A. Enterprises (management consulting
Gallagher LLP                Chairman of                      firm) (since April 1991 and principal
787 Seventh Avenue           the Board of                     occupation since March 1995).
New York, NY 10019-6099      Trustees

David J. Beaubien; 69        Trustee          Since 2001      Mr. Beaubien is retired (since 2003). He was
84 Doane Road                                                 chairman of Yankee Environmental
Ware, MA 01082                                                Systems, Inc., a manufacturer of
                                                              meteorological measuring systems (since
                                                              1991).

Richard R. Burt; 57          Trustee          Since 1998      Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave.,                                       (international information and security firm)
N.W. Washington, D.C.                                         and IEP Advisors (international investments
20004                                                         and consulting firm).

Meyer Feldberg; 62           Trustee          Since 1998      Professor Feldberg is Dean Emeritus and
Columbia Business School                                      Sanford Bernstein Professor of Leadership
33 West 60th Street                                           and Ethics at Columbia Business School.
7th Floor                                                     Prior to July 2004, he was Dean and
New York, NY 10023-7905                                       Professor of Management of Columbia
                                                              Business School, the graduate school of
                                                              business at Columbia University (since 1989).


--------------------------------------------------------------------------------
28

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)


                      Number of
             Portfolios in Fund Complex                                     Other Directorships
                 Overseen by Trustee                                          Held by Trustee
---------------------------------------------------- ----------------------------------------------------------------

Mr. Armstrong is a director or trustee of 16                                    None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee of 16          Mr. Beaubien is also a director of IEC Electronics, Inc., a
investment companies (consisting of 35 portfolios)   manufacturer of electronic assemblies.
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Burt is a director or trustee of 16 investment   Mr. Burt is also a director of Hollinger International, Inc.
companies (consisting of 35 portfolios) for which    (publishing), HCL Technologies, Ltd. (software and
UBS Global AM or one of its affiliates serves as     information technologies), The Central European Fund, Inc.,
investment advisor, sub-advisor or manager.          The Germany Fund, Inc., IGT, Inc. (provides technology to
                                                     gaming and wagering industry) and chairman of Weirton
                                                     Steel Corp. (makes and finishes steel products). He is also a director or trustee of funds in the Scudder Mutual Funds
                                                     Family (consisting of 47 portfolios).

Professor Feldberg is a director or trustee of 30    Professor Feldberg is also a director of Primedia Inc.
investment companies (consisting of 49 portfolios)   (publishing), Federated Department Stores, Inc. (operator of
for which UBS Global AM or one of its affiliates     department stores), Revlon, Inc. (cosmetics), Select Medical
serves as investment advisor, sub-advisor or         Inc. (healthcare services) and SAPPI, Ltd. (producer of paper).
manager.



--------------------------------------------------------------------------------
                                                                              29

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)


                                                   Term of
                                                 Office+ and
                                 Position(s)      Length of
        Name, Address,            Held with          Time                 Principal Occupation(s)
           and Age                  Trust           Served                  During Past 5 Years
-----------------------------   -------------   -------------   ------------------------------------------
Carl W. Schafer; 68             Trustee         Since 1998      Mr. Schafer is president of the Atlantic
66 Witherspoon Street #1100                                     Foundation (charitable foundation) (since
Princeton, NJ 08542                                             1990).

William D. White; 70            Trustee         Since 2001      Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA 18972



--------------------------------------------------------------------------------
30

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

                       Number of
               Portfolios in Fund Complex                                      Other Directorships
                  Overseen by Trustee                                            Held by Trustee
------------------------------------------------------- -----------------------------------------------------------------
Mr. Schafer is a director or trustee of 16 investment   Mr. Schafer is also a director of Labor Ready, Inc. (temporary
companies (consisting of 35 portfolios) for which       employment), Guardian Life Insurance Company Mutual
UBS Global AM or one of its affiliates serves as        Funds (consisting of 25 portfolios), the Harding, Loevner
investment advisor, sub-advisor or manager.             Funds (consisting of three portfolios), E.I.I. Realty Securities
                                                        Trust (investment company) and Frontier Oil Corporation.

Mr. White is a director or trustee of 16                                            None
investment companies (consisting of 35 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.



--------------------------------------------------------------------------------
                                                                              31

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                             Term of                   Principal Occupation(s)
                                          Office+ and                  During Past 5 Years;
                         Position(s)        Length of                  Number of Portfolios in
   Name, Address,         Held with           Time                  Fund Complex for which person
      and Age               Trust            Served                       serves as Officer
-------------------   ----------------   --------------   ------------------------------------------------
Debbie Baggett*;      Vice President     Since 1999       Ms. Baggett is a director and portfolio manager
45                                                        of UBS Global AM. Ms. Baggett is a vice
                                                          president of four investment companies
                                                          (consisting of 10 portfolios) for which UBS
                                                          Global AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or manager.




W. Douglas Beck*;     Vice President     Since 2003       Mr. Beck is an executive director and head of
37                                                        mutual fund product management of UBS Global AM
                                                          (since 2002). From March 1998 to November 2002,
                                                          he held various positions at Merrill Lynch, the
                                                          most recent being first vice president and
                                                          co-manager of the managed solutions group. Mr.
                                                          Beck is vice president of 19 investment
                                                          companies (consisting of 76 portfolios) for
                                                          which UBS Global AM or one of its affiliates
                                                          serves as investment advisor, sub-advisor or
                                                          manager.

Thomas Disbrow*;      Vice President     Since 2000       Mr. Disbrow is a director and a senior
38                    and Assistant                       manager of the mutual fund finance
                      Treasurer                           department of UBS Global AM. Prior to
                                                          November 1999, he was a vice president of
                                                          Zweig/Glaser Advisers. Mr. Disbrow is a vice
                                                          president and assistant treasurer of 16
                                                          investment companies (consisting of 35
                                                          portfolios) and assistant treasurer of four
                                                          investment companies (consisting of 42
                                                          portfolios) for which UBS Global AM or one
                                                          of its affiliates serves as investment advisor,
                                                          sub-advisor or manager.


--------------------------------------------------------------------------------
32

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)


                                                   Term of                   Principal Occupation(s)
                                                Office+ and                  During Past 5 Years;
                               Position(s)        Length of                  Number of Portfolios in
      Name, Address,            Held with           Time                  Fund Complex for which person
         and Age                  Trust            Served                       serves as Officer
-------------------------   ----------------   --------------   ------------------------------------------------
Kris L. Dorr*; 40           Vice President     Since 1998       Ms. Dorr is a director and portfolio manager
                                                                in the short-term strategies group of UBS
                                                                Global AM. Ms. Dorr is vice president of
                                                                one investment company (consisting of six
                                                                portfolios) for which UBS Global AM or one
                                                                of its affiliates serves as investment advisor,
                                                                sub-advisor or manager.

Elbridge T. Gerry III*;     Vice President     Since 1999       Mr. Gerry is a managing director-fixed
47                                                              income of UBS Global AM. Mr. Gerry is a
                                                                vice president of six investment companies
                                                                (consisting of 12 portfolios) for which UBS
                                                                Global AM or one of its affiliates serves as
                                                                investment advisor, sub-advisor or manager.

Joseph T. Malone*; 36       Vice President     Since 2004       Mr. Malone is a director and a senior
                            and Assistant                       manager of the mutual fund finance
                            Treasurer                           department of UBS Global AM. From
                                                                August 2000 through June 2001, he was the
                                                                controller at AEA Investors Inc. From March
                                                                1998 to August 2000, Mr. Malone was a manager
                                                                within investment management services of
                                                                PricewaterhouseCoopers LLC. Mr. Malone is vice
                                                                president and assistant treasurer of 16
                                                                investment companies (consisting of 35
                                                                portfolios) and an assistant treasurer of five
                                                                investment companies (consisting of 44
                                                                portfolios) for which UBS Global Asset
                                                                Management (Americas) Inc. ("UBS Global AM
                                                                Americas") or one of its affiliates serves as
                                                                investment advisor, sub-advisor or manager.

Michael H.                  Vice President     Since 1998       Mr. Markowitz is a managing director,
Markowitz**; 39                                                 portfolio manager and head of U.S. short
                                                                duration fixed income of UBS Global AM. He is
                                                                also a managing director and portfolio manager
                                                                of UBS Global AM Americas, an affiliate of UBS
                                                                Global AM. Mr. Markowitz is a vice president
                                                                of five investment companies (consisting of 23
                                                                portfolios) for which UBS Global AM or one of
                                                                its affiliates serves as investment advisor,
                                                                sub-advisor or manager.


--------------------------------------------------------------------------------
                                                                              33

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)


                                                 Term of                   Principal Occupation(s)
                                              Office+ and                  During Past 5 Years;
                             Position(s)        Length of                  Number of Portfolios in
     Name, Address,           Held with           Time                  Fund Complex for which person
        and Age                 Trust            Served                       serves as Officer
-----------------------   ----------------   --------------   ------------------------------------------------
Robert Sabatino**;        Vice President     Since 2001       Mr. Sabatino is a director and portfolio
30                                                            manager of UBS Global AM in the short
                                                              duration fixed income group (since October
                                                              2001). From 1995 to 2001 he was a portfolio
                                                              manager at Merrill Lynch Investment Managers
                                                              responsible for the management of several retail
                                                              and institutional money market funds. Mr.
                                                              Sabatino is a vice president of one investment
                                                              company (consisting of six portfolios) for which
                                                              UBS Global AM or one of its affiliates serves as
                                                              investment advisor, sub-advisor or manager.

Paul H. Schubert*;        Vice President     Since 1998       Mr. Schubert is an executive director and
41                        and Treasurer                       head of mutual fund services at UBS Global
                                                              AM. Mr. Schubert is treasurer and principal
                                                              accounting officer of three investment
                                                              companies (consisting of 41 portfolios), a
                                                              vice president and treasurer of 17
                                                              investment companies (consisting of 36
                                                              portfolios) and treasurer and chief financial
                                                              officer of one investment company
                                                              (consisting of two portfolios) for which UBS
                                                              Global AM or one of its affiliates serves as
                                                              investment advisor, sub-advisor or manager.

Joseph A. Varnas*; 36     President          Since 2003       Mr. Varnas is a managing director (since
                                                              March 2003), global head of information
                                                              technology and operations (since March
                                                              2004) and head of product
                                                              management-Americas (since November
                                                              2002) of UBS Global AM. He was head of
                                                              technology of UBS Global AM from
                                                              November 2002 to March 2004. From 2000
                                                              to 2001, he was manager of product
                                                              development in Investment Consulting
                                                              Services at UBS Financial Services Inc. Mr.
                                                              Varnas was a senior analyst in the Global
                                                              Securities Research and Economics Group
                                                              at Merrill Lynch from 1995 to 1999. Mr.
                                                              Varnas is president of 20 investment
                                                              companies (consisting of 77 portfolios) for
                                                              which UBS Global AM or one of its affiliates
                                                              serves as investment advisor, sub-advisor or
                                                              manager.


--------------------------------------------------------------------------------
34

UBS SELECT MONEY MARKET FUND
UBS SELECT TREASURY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                                Term of                  Principal Occupation(s)
                                             Office+ and                 During Past 5 Years;
                            Position(s)        Length of                 Number of Portfolios in
    Name, Address,           Held with           Time                 Fund Complex for which person
        and Age                Trust            Served                      serves as Officer
----------------------   ----------------   --------------   ----------------------------------------------
Keith A. Weller*; 42     Vice President     Since 1998       Mr. Weller is a director and senior associate
                         and Assistant                       general counsel of UBS Global AM. Mr.
                         Secretary                           Weller is a vice president and assistant
                                                             secretary of 16 investment companies (consisting
                                                             of 35 portfolios) for which UBS Global AM or one
                                                             of its affiliates serves as investment advisor,
                                                             sub-advisor or manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

+ Each Trustee holds office for an indefinite term. Each Trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the Trustees and serve at the pleasure of the Board.

++ Mrs. Alexander is an "interested person" of the Trust as defined in the Investment Company Act by virtue of her former positions with UBS Global AM and/or any of its affiliates.


--------------------------------------------------------------------------------
                                                                              35

                 (This page has been left blank intentionally.)


















--------------------------------------------------------------------------------
36

TRUSTEES

Richard Q. Armstrong                Meyer Feldberg
Interim Chairman
                                    Carl W. Schafer
Margo N. Alexander
                                    William D. White
David J. Beaubien

Richard R. Burt




PRINCIPAL OFFICERS

Joseph A. Varnas                  Michael H. Markowitz
President                         Vice President

Keith A. Weller                   Robert Sabatino
Vice President and                Vice President
Assistant Secretary
                                  W. Douglas Beck
Paul H. Schubert                  Vice President
Vice President and Treasurer

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.


(cent) 2004 UBS Global Asset Management (US) Inc. All rights reserved.

                                                                 Presorted
                                                                  Standard
                                                                 US Postage
                                                                    PAID
                                                                Smithtown, NY
                                                                 Permit 700



[GRAPHIC OMITTED]


UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS CASH RESERVES FUND
ANNUAL REPORT
APRIL 30, 2004

UBS CASH RESERVES FUND

June 15, 2004

DEAR SHAREHOLDER,

We present you with the annual report for UBS Cash Reserves Fund for the fiscal year ended April 30, 2004.

PERFORMANCE

Given an environment characterized by low short-term interest rates over the 12-month period, yields available from money market instruments were low. As a result, UBS Cash Reserves Fund's seven-day current yield as of April 30, 2004, was 0.62%, down from 0.91% at the end of the prior fiscal year end on April 30, 2003. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. During the reporting period, the US economy continued to gain momentum, fueled by the combined effects of ongoing military spending, an increase in exports, and robust consumer and business spending. Gross domestic product
   (GDP) figures confirmed this growth: Third quarter 2003 GDP came in at 8.2%, up from 3.3% over the prior three months. This number, far higher than anticipated, was the sharpest recorded advance of GDP since 1984. Fourth quarter GDP, at 4.1%, was lower than expected, but still viewed as a solid gain.

   At the time of this writing, the preliminary estimate for first quarter 2004 GDP is 4.4%. Most areas of the economy continue to expand and, despite high oil prices, overall inflation remains relatively low. Perhaps the most conclusive evidence that the current economic expansion is on solid footing is visible in the recent employment numbers. After several months of disappointing news, the US Labor Department announced upward revisions in January and February new job numbers, and released March and April numbers of 308,000 and 288,000, respectively--in both instances, significantly higher figures than had been projected.

[SIDENOTE]

UBS CASH RESERVES FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PORTFOLIO MANAGER:

Michael H. Markowitz
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

February 14, 2000

DIVIDEND PAYMENTS:

Monthly

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. With the exception of a move to lower short-term interest rates to 1.00% on June 25, 2003, the Fed held rates steady. However, at its May 4, 2004 meeting (which took place after period end), there was a clear shift in the Fed's stance when, in its official statement, it noted, "policy accommodation can be removed at a pace that is likely to be measured." Many market participants viewed this as an indication that the Fed could raise rates as early as its next meeting in June.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PERIOD?

A. Throughout the reporting period, we continued to employ a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Longer-term securities--with maturities up to one year--are used to lock in higher yields as interest rates fall, while shorter-term securities--typically with maturities of one month or less--provide liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   As always, we focused on emphasizing quality and liquidity for the Fund. Early in the period, this focus involved an emphasis on Treasury and agency securities that offered the highest credit quality and liquidity. As a result, we were able to avoid the problems that plagued the corporate and credit markets at that time. As the period progressed and the credit environment grew healthier, however, we increased the Fund's allocation to commercial paper, which began to offer a yield advantage. We reduced this position somewhat late in the period, choosing instead to add to the Fund's position in short-term corporate obligations for diversification purposes. Nonetheless, commercial paper, at period end, was the Fund's largest position. Smaller positions in other sectors, including US government agency obligations, certificates of deposit and bank notes, further added to the Fund's overall level of diversification.

Q: WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING
   THE FUND'S PORTFOLIO GOING FORWARD?

A. Given the recent increase in new jobs, it appears that the economic recovery is on solid footing. It's likely that the Fed will monitor new job creation closely, and raise interest rates once there are several consecutive months of significant job growth.

   With the likelihood of a Fed tightening by early summer, we will await confirmation of the positive trend in employment, while letting the Fund's weighted average maturity drift shorter in order to take advantage of additional backups in yield. Maintaining a high-quality portfolio will also be of paramount importance, as we seek to meet our investment goal of providing shareholders with as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas
JOSEPH A. VARNAS
PRESIDENT
UBS Cash Reserves Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ Michael H. Markowitz
MICHAEL H. MARKOWITZ
PORTFOLIO MANAGER
UBS Cash Reserves Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

PERFORMANCE AT A GLANCE

YIELDS AND CHARACTERISTICS                      4/30/04    10/31/03     4/30/03
--------------------------------------------------------------------------------
Seven-Day Current Yield*                            0.62%       0.72%       0.91%
Seven-Day EffectiveYield*                           0.63%       0.73%       0.91%
Weighted Average Maturity**                      63 days     56 days     66 days
Net Assets (mm)                                $   239.1   $   235.9   $   235.9

SECTOR ALLOCATION***                            4/30/04    10/31/03     4/30/03
--------------------------------------------------------------------------------
Commercial Paper                                    38.4%       55.3%       39.2%
U.S. Government & Agency Obligations                29.0        23.1        43.3
Short-Term Corporate Obligations                    14.6         1.7         8.9
Certificates of Deposit                             12.1         9.7         5.5
Bank Notes                                           4.2         3.4          --
Money Market Funds                                   1.6         6.8         8.6
Other Assets Less Liabilities                        0.1          --        (5.5)
TOTAL                                              100.0%      100.0%      100.0%
--------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

UBS CASH RESERVES FUND

Statement of Net Assets -- April 30, 2004

PRINCIPAL
 AMOUNT                                                         MATURITY     INTEREST
  (000)                                                           DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--29.00%
                                                               05/03/04 to   0.993 to
$  15,000   Federal Home Loan Bank                             07/05/04      1.030%*      $  14,994,986
   20,000   Federal Home Loan Bank                             07/21/04      1.050@          19,952,750
                                                               03/08/05 to   1.350 to
   10,500   Federal Home Loan Bank                             05/04/05      1.500           10,500,000
    6,125   Federal Home Loan Mortgage Corp.                   01/15/05      6.875            6,365,008
   11,500   Federal National Mortgage                          08/27/04 to   1.250 to
              Association                                      05/23/05      1.750           11,500,000
    6,090   Federal National Mortgage                          12/10/04 to   1.080 to
              Association                                      12/15/04      1.150@           6,047,519
Total U.S. Government Agency Obligations (cost--$69,360,263)                                 69,360,263
-------------------------------------------------------------------------------------------------------

BANK NOTES--4.18%
   U.S.--4.18%
    2,000   U.S. Bank N.A.                                     04/07/05      1.430            2,000,000
    8,000   Wells Fargo Bank N.A.                              05/03/04      1.030*           8,000,000
Total Bank Notes (cost--$10,000,000)                                                         10,000,000
-------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--12.13%
   NON-U.S.--10.04%
    8,000   Abbey National Treasury Services PLC               05/03/04      1.025*           7,999,877
    4,000   Barclays Bank PLC                                  05/03/04      1.050*           3,999,852
    3,500   Fortis Bank NV                                     05/13/04      1.030*           3,499,345
    5,500   Natexis Banque Populaires                          06/08/04      1.040            5,500,000
    3,000   Westdeutsche Landesbank AG                         05/03/04      1.050*           2,999,985
                                                                                             23,999,059
   U.S.--2.09%
    5,000   State Street Bank & Trust Co.                      05/13/04      1.030            5,000,000
Total Certificates of Deposit (cost--$28,999,059)                                            28,999,059
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--38.41%
   ASSET BACKED-BANKING--2.09%
    5,000   Atlantis One Funding Corp.                         06/10/04      1.040            4,994,222

PRINCIPAL
 AMOUNT                                                         MATURITY     INTEREST
  (000)                                                           DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
   ASSET BACKED-MISCELLANEOUS--11.79%
$   5,000   Galaxy Funding, Inc.                               07/20/04         1.090%    $   4,987,889
    6,700   Giro Funding U.S. Corp.                            05/13/04         1.035         6,697,688
    6,000   Old Line Funding Corp.                             05/26/04         1.030         5,995,708
    5,500   Preferred Receivables Funding Corp.                05/06/04         1.030         5,499,213
    5,000   Yorktown Capital LLC                               05/19/04         1.035         4,997,413
                                                                                             28,177,911
   BANKING-NON-U.S.--10.32%
    5,500   Alliance & Leicester PLC                           05/13/04         1.040         5,498,093
    7,200   Caisse Nationale des Caisses d'Epargne
             et de Prevoyance                                  05/04/04         1.050         7,199,370
    6,000   Credit Suisse First Boston NY                      06/01/04         1.040         5,994,627
    6,000   Northern Rock PLC                                  06/10/04         1.050         5,993,000
                                                                                             24,685,090
   BANKING-U.S.--12.12%
    6,500   CBA (Delaware) Finance, Inc.                       05/03/04         1.025         6,499,630
    5,000   Deutsche Bank Financial LLC                        05/26/04         1.030         4,996,423
    6,000   Dexia Delaware LLC                                 05/03/04         1.030         5,999,657
    6,500   National Australia Funding
             (Delaware), Inc.                                  05/03/04         1.025         6,499,630
    5,000   Nordea N.A., Inc.                                  06/04/04         1.040         4,995,089
                                                                                             28,990,429
   FINANCE-NONCAPTIVE CONSUMER--2.09%
    5,000   Citigroup Global Markets Holdings, Inc.            05/18/04         1.030         4,997,568
Total Commercial Paper (cost--$91,845,220)                                                   91,845,220
-------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--14.64%
   ASSET BACKED-FINANCE--8.78%
    7,000   CC (USA), Inc.                                     05/12/04         1.055*        6,999,266
    7,000   Dorada Finance, Inc.                               05/14/04         1.055*        6,999,260
    7,000   K2 (USA) LLC**                                     05/25/04         1.055*        6,999,484
                                                                                             20,998,010
   AUTOMOBILE OEM--2.93%
    7,000   Toyota Motor Credit Corp.                          05/03/04         1.193*        7,003,381

PRINCIPAL
 AMOUNT                                                         MATURITY     INTEREST
  (000)                                                           DATES        RATES          VALUE
-------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
   BANKING-NON-U.S.--1.26%
$   3,000   HBOS Treasury Services PLC                         05/04/04         1.080%*   $   3,000,000

   FINANCE-NONCAPTIVE DIVERSIFIED--1.67%
    4,000   General Electric Capital Corp.                     05/10/04         1.180*        4,000,000
Total Short-Term Corporate Obligations (cost--$35,001,391)                                   35,001,391
-------------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
  (000)
-------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--1.59%
    1,185   AIM Liquid Assets Portfolio                                         0.990         1,184,847
    2,629   BlackRock Provident Institutional
              TempFund                                                          0.902         2,629,491
Total Money Market Funds (cost--$3,814,338)                                                   3,814,338
Total Investments (cost--$239,020,271 which approximates
  cost for federal income tax purposes)--99.95%                                             239,020,271
Other assets in excess of liabilities--0.05%                                                    114,916
Net Assets (applicable to 239,106,672 shares of beneficial
  interest outstanding equivalent to $1.00 per share)--100.00%                            $ 239,135,187
-------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of April 30, 2004, and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.93% of net assets as of April 30, 2004, is deemed liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@    Interest rates shown are the discount rates at date of purchase.
+    Interest rates shown reflect yield at April 30, 2004.
OEM  Original Equipment Manufacturer

                      Weighted average maturity -- 63 days

                 See accompanying notes to financial statements

Statement of Operations

                                                                                       FOR THE
                                                                                     YEAR ENDED
                                                                                   APRIL 30, 2004
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                           $    3,112,933
Securities lending income (includes $3,544 earned from an affiliated security)              3,858
                                                                                        3,116,791
EXPENSES:
Investment advisory and administration fees                                               921,925
Transfer agency and related services fees                                                 692,742
State registration fees                                                                   135,689
Reports and notices to shareholders                                                       105,654
Professional fees                                                                          67,669
Insurance expense                                                                          34,754
Custody and accounting                                                                     27,937
Trustees' fees                                                                              6,997
Other expenses                                                                             12,452
                                                                                        2,005,819
Less: Fee waivers/expense reimbursements by
  investment advisor and administrator                                                   (692,763)
Net expenses                                                                            1,313,056
Net investment income                                                                   1,803,735
Net realized gain from investment activities                                                1,210
Net increase in net assets resulting from operations                               $    1,804,945
-------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                       FOR THE YEARS ENDED
                                                                            APRIL 30,
                                                                  ------------------------------
                                                                      2004             2003
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                             $   1,803,735    $   4,139,253
Net realized gain from investment activities                              1,210               --
Net increase in net assets resulting from operations                  1,804,945        4,139,253
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                (1,803,735)      (4,139,253)
Net realized gains from investment activities                          (147,333)          (9,500)
Total dividends and distributions to shareholders                    (1,951,068)      (4,148,753)
Net increase (decrease) in net assets from
  beneficial interest transactions                                    3,418,526     (158,093,945)
Net increase (decrease) in net assets                                 3,272,403     (158,103,445)
NET ASSETS:
Beginning of year                                                   235,862,784      393,966,229
End of year                                                       $ 239,135,187    $ 235,862,784
------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS CASH RESERVES FUND

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cash Reserves Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with six funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Select Treasury Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At April 30, 2004, the Fund owed UBS Global AM $75,385 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total operating expenses at a level not exceeding 0.47% of the fund's average daily net assets. The Fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rate.

For the year ended April 30, 2004, UBS Global AM reimbursed $581,014 in expenses which is subject to repayment through April 30, 2007 and waived $111,749 in investment advisory and administration fees. At April 30, 2004, UBS Global AM owed the Fund $50,630 for fee waivers and expense reimbursements.

TRANSFER AGENCY AND RELATED SERVICES FEES

Prior to January 1, 2004, UBS Global AM provided transfer agency and related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and was compensated for these services by PFPC, not the Fund. Effective January 1, 2004, such delegated services are performed by UBS Financial Services Inc., which is compensated for these services by PFPC (not the Fund).

For the year ended April 30, 2004, UBS Global AM and UBS Financial Services Inc. received from PFPC, not the Fund, $412,315 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC) earned $1,490 in compensation as the Fund's lending agent for the year ended April 30, 2004. The Fund did not have any securities on loan and did not owe UBS Securities LLC for compensation as the Fund's lending agent at April 30, 2004.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At April 30, 2004, dividends payable and other accrued expenses (excluding investment advisory and administration fees) were $20,989 and $167,405, respectively.

The components of net assets at April 30, 2004 were as follows:

Accumulated paid in capital                                       $ 239,102,650
Accumulated net realized gain                                            32,537
Total net assets                                                  $ 239,135,187
-------------------------------------------------------------------------------

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2004 and April 30, 2003 was ordinary income.

At April 30, 2004, the component of accumulated earnings on a tax basis was undistributed ordinary income of $57,934.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended April 30, 2004, undistributed net investment income was decreased by $145,700, distributions in excess of net realized gains were decreased by $146,123 and beneficial interest was decreased by $423. These differences are primarily due to reclassifications of distributions for tax purposes.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                    FOR THE YEARS ENDED APRIL 30,
                                                   --------------------------------
                                                        2004              2003
-----------------------------------------------------------------------------------
Shares sold                                         2,644,618,166     2,326,342,951
Shares repurchased                                 (2,643,156,006)   (2,488,630,784)
Dividends reinvested                                    1,956,366         4,193,888
Net increase (decrease) in shares outstanding           3,418,526      (158,093,945)
-----------------------------------------------------------------------------------

UBS CASH RESERVES FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                              FOR THE PERIOD
                                               FOR THE YEARS ENDED APRIL 30,                FEBRUARY 14, 2000+
                                    ---------------------------------------------------             TO
                                       2004          2003          2002          2001         APRIL 30, 2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $    1.00     $    1.00     $    1.00     $    1.00     $             1.00
Net investment income                   0.007         0.012         0.026         0.059                  0.012
Dividends from net
  investment income                    (0.007)       (0.012)       (0.026)       (0.059)                (0.012)
Distributions from net
  realized gains from
  investment activities                (0.001)       (0.000)#          --            --                     --
Total dividends and
  distributions                        (0.008)       (0.012)       (0.026)       (0.059)                (0.012)
NET ASSET VALUE,
  END OF PERIOD                     $    1.00     $    1.00     $    1.00     $    1.00     $             1.00
TOTAL INVESTMENT RETURN(1)               0.70%         1.25%         2.66%         6.01%                  1.18%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)                 $ 239,135     $ 235,863     $ 393,966     $ 349,830     $          270,406
Expenses to average
  net assets, net of
  fee waivers/expense
  reimbursements by advisor              0.47%         0.47%         0.47%         0.47%                  0.47%*
Expenses to average
  net assets, before fee
  fee waivers/expense
  reimbursements by advisor              0.72%         0.66%         0.61%         0.54%                  0.53%*
Net investment income
  to average net assets,
  net of fee waivers/
  expense reimbursements
  by advisor                             0.65%         1.25%         2.61%         5.80%                  5.57%*
Net investment income
  to average net assets,
  before fee waivers/
  expense reimbursements
  by advisor                             0.40%         1.06%         2.47%         5.73%                  5.51%*
--------------------------------------------------------------------------------------------------------------

#    Amount is less than $0.0005 per share.
+    Commencement of operations.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS CASH RESERVES FUND

Report of Independent Registered Public Accounting Firm


To the Board of Trustees and Shareholders
UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the "Fund") (one of the funds constituting UBS Money Series) as of April 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of April 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund of UBS Money Series at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


New York, New York
June 18, 2004

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEE

                                              TERM OF
                                            OFFICE+ AND
                             POSITION(S)     LENGTH OF
    NAME, ADDRESS,            HELD WITH        TIME          PRINCIPAL OCCUPATION(S)
       AND AGE                  TRUST         SERVED           DURING PAST 5 YEARS
----------------------------------------------------------------------------------------
Margo N. Alexander*++;      Trustee         Since 1998   Mrs. Alexander is retired. She
57                                                       was an executive vice president
                                                         of UBS Financial Services Inc.
                                                         (from March 1984 to December
                                                         2002). She was chief executive
                                                         officer (from January 1995 to
                                                         October 2000), a director (from
                                                         January 1995 to September 2001)
                                                         and chairman (from March 1999
                                                         to September 2001) of UBS
                                                         Global AM (formerly known as
                                                         Mitchell Hutchins Asset
                                                         Management Inc.).

                                    NUMBER OF
    NAME, ADDRESS,          PORTFOLIOS IN FUND COMPLEX         OTHER DIRECTORSHIPS
       AND AGE                 OVERSEEN BY TRUSTEE               HELD BY TRUSTEE
------------------------------------------------------------------------------------------
Margo N. Alexander*++;      Mrs. Alexander is a                        None
57                          director or trustee of 16
                            investment companies
                            (consisting of 35
                            portfolios) for which UBS
                            Global AM or one of its
                            affiliates serves as
                            investment advisor,
                            sub-advisor or manager.

INDEPENDENT TRUSTEES

                                              TERM OF
                                            OFFICE+ AND
                             POSITION(S)     LENGTH OF
    NAME, ADDRESS,            HELD WITH        TIME          PRINCIPAL OCCUPATION(S)
       AND AGE                  TRUST         SERVED           DURING PAST 5 YEARS
----------------------------------------------------------------------------------------
Richard Q. Armstrong; 69    Trustee and     Since 1998   Mr. Armstrong is chairman and
c/o Willkie, Farr &         Interim                      principal of R.Q.A. Enterprises
Gallagher LLP               Chairman of                  (management consulting firm)
787 Seventh Avenue          the Board of                 (since April 1991 and principal
New York, NY 10019-6099     Trustees                     occupation since March 1995).

David J. Beaubien; 69       Trustee         Since 2001   Mr. Beaubien is retired (since
84 Doane Road                                            2003). He was chairman of
Ware, MA 01082                                           Yankee Environmental Systems,
                                                         Inc., a manufacturer of
                                                         meteorological measuring
                                                         systems (since 1991).

Richard R. Burt; 57         Trustee         Since 1998   Mr. Burt is chairman of
1275 Pennsylvania                                        Diligence LLC (international
Ave., N.W.                                               information and security firm)
Washington,                                              and IEP Advisors (international
D.C. 20004                                               investments and consulting
                                                         firm).

Meyer Feldberg; 62          Trustee         Since 1998   Professor Feldberg is Dean
Columbia Business School                                 Emeritus and Sanford Bernstein
33 West 60th Street                                      Professor of Leadership and
7th Floor                                                Ethics at Columbia Business
New York, NY 10023-7905                                  School. Prior to July 2004, he
                                                         was Dean and Professor of
                                                         Management of Columbia Business
                                                         School, the graduate school of
                                                         business at Columbia University
                                                         (since 1989).

                                    NUMBER OF
    NAME, ADDRESS,          PORTFOLIOS IN FUND COMPLEX         OTHER DIRECTORSHIPS
       AND AGE                 OVERSEEN BY TRUSTEE               HELD BY TRUSTEE
------------------------------------------------------------------------------------------
Richard Q. Armstrong; 69    Mr. Armstrong is a                         None
c/o Willkie, Farr &         director or trustee of 16
Gallagher LLP               investment companies
787 Seventh Avenue          (consisting of 35
New York, NY 10019-6099     portfolios) for which UBS
                            Global AM or one of its
                            affiliates serves as
                            investment advisor,
                            sub-advisor or manager.

David J. Beaubien; 69       Mr. Beaubien is a director  Mr. Beaubien is also a director of
84 Doane Road               or trustee of 16            IEC Electronics, Inc., a
Ware, MA 01082              investment companies        manufacturer of electronic
                            (consisting of 35           assemblies.
                            portfolios) for which UBS
                            Global AM or one of its
                            affiliates serves as
                            investment advisor,
                            sub-advisor or manager.

Richard R. Burt; 57         Mr. Burt is a director or   Mr. Burt is also a director of
1275 Pennsylvania           trustee of 16 investment    Hollinger International, Inc.
Ave., N.W.                  companies (consisting of    (publishing), HCL Technologies,
Washington,                 35 portfolios) for which    Ltd. (software and information
D.C. 20004                  UBS Global AM or one of     technologies), The Central
                            its affiliates serves as    European Fund, Inc., The Germany
                            investment advisor,         Fund, Inc., IGT, Inc. (provides
                            sub-advisor or manager.     technology to gaming and wagering
                                                        industry) and chairman of Weirton
                                                        Steel Corp. (makes and finishes
                                                        steel products). He is also a
                                                        director or trustee of funds in
                                                        the Scudder Mutual Funds Family
                                                        (consisting of 47 portfolios).

Meyer Feldberg; 62          Professor Feldberg is a     Professor Feldberg is also a
Columbia Business School    director or trustee of 30   director of Primedia Inc.
33 West 60th Street         investment companies        (publishing), Federated Department
7th Floor                   (consisting of 49           Stores, Inc. (operator of
New York, NY 10023-7905     portfolios) for which UBS   department stores), Revlon, Inc.
                            Global AM or one of its     (cosmetics), Select Medical Inc.
                            affiliates serves as        (healthcare services) and SAPPI,
                            investment advisor,         Ltd. (producer of paper).
                            sub-advisor or manager.

                                              TERM OF
                                            OFFICE+ AND
                             POSITION(S)     LENGTH OF
    NAME, ADDRESS,            HELD WITH        TIME          PRINCIPAL OCCUPATION(S)
       AND AGE                  TRUST         SERVED           DURING PAST 5 YEARS
----------------------------------------------------------------------------------------
Carl W. Schafer; 68         Trustee         Since 1998   Mr. Schafer is president of the
66 Witherspoon Street                                    Atlantic Foundation (charitable
#1100                                                    foundation) (since 1990).
Princeton, NJ 08542

William D. White; 70        Trustee         Since 2001   Mr. White is retired (since
P.O. Box 199                                             1994).
Upper Black Eddy, PA 18972

                                    NUMBER OF
      NAME, ADDRESS,        PORTFOLIOS IN FUND COMPLEX         OTHER DIRECTORSHIPS
          AND AGE              OVERSEEN BY TRUSTEE               HELD BY TRUSTEE
------------------------------------------------------------------------------------------
Carl W. Schafer; 68         Mr. Schafer is a director   Mr. Schafer is also a director of
66 Witherspoon Street       or trustee of 16            Labor Ready, Inc. (temporary
#1100                       investment companies        employment), Guardian Life
Princeton, NJ 08542         (consisting of 35           Insurance Company Mutual Funds
                            portfolios) for which UBS   (consisting of 25 portfolios), the
                            Global AM or one of its     Harding, Loevner Funds (consisting
                            affiliates serves as        of three portfolios), E.I.I.
                            investment advisor,         Realty Securities Trust
                            sub-advisor or manager.     (investment company) and Frontier
                                                        Oil Corporation.

William D. White; 70        Mr. White is a director or                 None
P.O. Box 199                trustee of 16 investment
Upper Black Eddy, PA 18972  companies (consisting of
                            35 portfolios) for which
                            UBS Global AM or one of
                            its affiliates serves as
                            investment advisor,
                            sub-advisor or manager.

OFFICERS

                                              TERM OF        PRINCIPAL OCCUPATION(S)
                                            OFFICE+ AND       DURING PAST 5 YEARS;
                             POSITION(S)     LENGTH OF       NUMBER OF PORTFOLIOS IN
  NAME, ADDRESS,              HELD WITH        TIME       FUND COMPLEX FOR WHICH PERSON
     AND AGE                    TRUST         SERVED            SERVES AS OFFICER
----------------------------------------------------------------------------------------
Debbie Baggett*;            Vice President  Since 1999   Ms. Baggett is a director and
45                                                       portfolio manager of UBS Global
                                                         AM. Ms. Baggett is a vice
                                                         president of four investment
                                                         companies (consisting of 10
                                                         portfolios) for which UBS
                                                         Global AM or one of its
                                                         affiliates serves as investment
                                                         advisor, sub-advisor or
                                                         manager.

W. Douglas Beck*;           Vice President  Since 2003   Mr. Beck is an executive
37                                                       director and head of mutual
                                                         fund product management of UBS
                                                         Global AM (since 2002). From
                                                         March 1998 to November 2002, he
                                                         held various positions at
                                                         Merrill Lynch, the most recent
                                                         being first vice president and
                                                         co-manager of the managed
                                                         solutions group. Mr. Beck is
                                                         vice president of 19 investment
                                                         companies (consisting of 76
                                                         portfolios) for which UBS
                                                         Global AM or one of its
                                                         affiliates serves as investment
                                                         advisor, sub-advisor or
                                                         manager.

Thomas Disbrow*;            Vice President  Since 2000   Mr. Disbrow is a director and a
38                          and Assistant                senior manager of the mutual
                            Treasurer                    fund finance department of UBS
                                                         Global AM. Prior to November
                                                         1999, he was a vice president
                                                         of Zweig/Glaser Advisers. Mr.
                                                         Disbrow is a vice president and
                                                         assistant treasurer of 16
                                                         investment companies
                                                         (consisting of 35 portfolios)
                                                         and assistant treasurer of four
                                                         investment companies
                                                         (consisting of 42 portfolios)
                                                         for which UBS Global AM or one
                                                         of its affiliates serves as
                                                         investment advisor, sub-advisor
                                                         or manager.

                                              TERM OF        PRINCIPAL OCCUPATION(S)
                                            OFFICE+ AND       DURING PAST 5 YEARS;
                             POSITION(S)     LENGTH OF       NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,            HELD WITH        TIME       FUND COMPLEX FOR WHICH PERSON
       AND AGE                  TRUST         SERVED            SERVES AS OFFICER
----------------------------------------------------------------------------------------
Kris L. Dorr*;              Vice President  Since 1998   Ms. Dorr is a director and
40                                                       portfolio manager in the
                                                         short-term strategies group of
                                                         UBS Global AM. Ms. Dorr is vice
                                                         president of one investment
                                                         company (consisting of six
                                                         portfolios) for which UBS
                                                         Global AM or one of its
                                                         affiliates serves as investment
                                                         advisor, sub-advisor or
                                                         manager.

Elbridge T. Gerry III*;     Vice President  Since 1999   Mr. Gerry is a managing
47                                                       director--fixed income of UBS
                                                         Global AM. Mr. Gerry is a vice
                                                         president of six investment
                                                         companies (consisting of 12
                                                         portfolios) for which UBS
                                                         Global AM or one of its
                                                         affiliates serves as investment
                                                         advisor, sub-advisor or
                                                         manager.

Joseph T. Malone*; 36       Vice President  Since 2004   Mr. Malone is a director and a
                            and Assistant                senior manager of the mutual
                            Treasurer                    fund finance department of UBS
                                                         Global AM. From August 2000
                                                         through June 2001, he was the
                                                         controller at AEA Investors
                                                         Inc. From March 1998 to August
                                                         2000, Mr. Malone was a manager
                                                         within investment management
                                                         services of
                                                         PricewaterhouseCoopers LLC. Mr.
                                                         Malone is vice president and
                                                         assistant treasurer of 16
                                                         investment companies
                                                         (consisting of 35 portfolios)
                                                         and an assistant treasurer of
                                                         five investment companies
                                                         (consisting of 44 portfolios)
                                                         for which UBS Global Asset
                                                         Management (Americas) Inc.
                                                         ("UBS Global AM Americas") or
                                                         one of its affiliates serves as
                                                         investment advisor, sub-advisor
                                                         or manager.

                                              TERM OF        PRINCIPAL OCCUPATION(S)
                                            OFFICE+ AND       DURING PAST 5 YEARS;
                             POSITION(S)     LENGTH OF       NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,            HELD WITH        TIME       FUND COMPLEX FOR WHICH PERSON
       AND AGE                  TRUST         SERVED            SERVES AS OFFICER
----------------------------------------------------------------------------------------
Michael H. Markowitz**;     Vice President  Since 1998   Mr. Markowitz is a managing
39                                                       executive director, portfolio
                                                         manager and head of U.S. short
                                                         duration fixed income of UBS
                                                         Global AM. He is also a
                                                         managing director and portfolio
                                                         manager of UBS Global AM
                                                         Americas, an affiliate of
                                                         UBS Global AM. Mr. Markowitz is
                                                         a vice president of five
                                                         investment companies
                                                         (consisting of 23 portfolios)
                                                         for which UBS Global AM or one
                                                         of its affiliates serves as
                                                         investment advisor, sub-advisor
                                                         or manager.

Robert Sabatino**;          Vice President  Since 2001   Mr. Sabatino is a director and
30                                                       portfolio manager of UBS Global
                                                         AM in the short duration fixed
                                                         income group (since October
                                                         2001). From 1995 to 2001 he was
                                                         a portfolio manager at Merrill
                                                         Lynch Investment Managers
                                                         responsible for the management
                                                         of several retail and
                                                         institutional money market
                                                         funds. Mr. Sabatino is a vice
                                                         president of one investment
                                                         company (consisting of six
                                                         portfolios) for which UBS
                                                         Global AM or one of its
                                                         affiliates serves as investment
                                                         advisor, sub-advisor or
                                                         manager.

Paul H. Schubert*;          Vice President  Since 1998   Mr. Schubert is an executive
41                          and Treasurer                director and head of mutual
                                                         fund services at UBS Global AM.
                                                         Mr. Schubert is treasurer and
                                                         principal-accounting officer of
                                                         three investment companies
                                                         (consisting of 41 portfolios),
                                                         a vice president and treasurer
                                                         of 17 investment companies
                                                         (consisting of 36 portfolios)
                                                         and treasurer and chief
                                                         financial officer of one
                                                         investment company (consisting
                                                         of two portfolios) for which
                                                         UBS Global AM or one of its
                                                         affiliates serves as investment
                                                         advisor, sub-advisor or
                                                         manager.

                                              TERM OF        PRINCIPAL OCCUPATION(S)
                                            OFFICE+ AND       DURING PAST 5 YEARS;
                             POSITION(S)     LENGTH OF       NUMBER OF PORTFOLIOS IN
  NAME, ADDRESS,              HELD WITH        TIME       FUND COMPLEX FOR WHICH PERSON
     AND AGE                    TRUST         SERVED            SERVES AS OFFICER
----------------------------------------------------------------------------------------
Joseph A. Varnas*;          President       Since 2003   Mr. Varnas is a managing
36                                                       director (since March 2003),
                                                         global head of information
                                                         technology and operations
                                                         (since March 2004) and head of
                                                         product management-Americas
                                                         (since November 2002) of UBS
                                                         Global AM. He was head of
                                                         technology of UBS Global AM
                                                         from November 2002 to March
                                                         2004. From 2000 to 2001, he was
                                                         manager of product development
                                                         in Investment Consulting
                                                         Services at UBS Financial
                                                         Services Inc. Mr. Varnas was a
                                                         senior analyst in the Global
                                                         Securities Research and
                                                         Economics Group at Merrill
                                                         Lynch from 1995 to 1999. Mr.
                                                         Varnas is president of 20
                                                         investment companies
                                                         (consisting of 77 portfolios)
                                                         for which UBS Global AM or one
                                                         of its affiliates serves as
                                                         investment advisor, sub-advisor
                                                         or manager.

Keith A. Weller*;           Vice President  Since 1998   Mr. Weller is a director and
42                          and Assistant                senior associate general
                            Secretary                    counsel of UBS Global AM. Mr.
                                                         Weller is a vice president and
                                                         assistant secretary of 16
                                                         investment companies
                                                         (consisting of 35 portfolios)
                                                         for which UBS Global AM or one
                                                         of its affiliates serves as
                                                         investment advisor, sub-advisor
                                                         or manager.

 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
 + Each Trustee holds office for an indefinite term. Each Trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the Trustees and serve at the pleasure of the Board.
++ Mrs. Alexander is an "interested person" of the Trust as defined in the Investment Company Act by virtue of her former positions with UBS Global AM and/or any of its affiliates.

TRUSTEES

Richard Q. Armstrong
INTERIM CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Keith A. Weller
VICE PRESIDENT AND ASSISTANT SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT


INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBSGlobal Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


(C)2004 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                           Presorted
                                                                      Standard
                                                                    U.S. Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                     Permit 700
UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Richard Q. Armstrong. Mr. Armstrong is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant, UBS Money Series, operates as a series mutual fund with six funds. This annual report is being filed with respect to four of these six funds: UBS Cash Reserves Fund, UBS Liquid Assets Fund, UBS Select Money Market Fund and UBS Select Treasury Fund (collectively, the "Funds"). The remaining two funds in this series are LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, which have a December 31 fiscal year-end, and therefore that annual report is not part of this filing. Since the instructions to Form N-CSR request information with respect to the "registrant," information is being provided for both the registrant as well as the Funds:

     (a)  AUDIT FEES:
          For the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant and the Funds are shown in the table below:

                                                                                 2004                 2003
                                                                                 ----                 ----
          UBS Money Series                                                    $ 209,400            $ 208,700
          UBS Cash Reserves Fund                                                 28,300               20,300
          UBS Liquid Assets Fund                                                 28,300               21,200
          UBS Select Money Market Fund                                           45,300               73,800
          UBS Select Treasury Fund+                                              22,600                    0

          + UBS Select Treasury Fund commenced operations on March 23, 2004.

          Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years (e.g., review of portions of 2003 Form N-SAR filing) and registration statement consents.

     (b)  AUDIT-RELATED FEES:
          In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate audit-related fees billed by E&Y for services rendered to the registrant and the Funds that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, are shown in the table below:

                                                                           2004*                 2003*
                                                                           -----                 -----
          UBS Money Series                                               $  16,088            $  25,075
          UBS Cash Reserves Fund                                             3,618                7,775
          UBS Liquid Assets Fund                                             3,617                7,775
          UBS Select Money Market Fund                                       3,618                7,775
          UBS Select Treasury Fund+                                              0                    0

          * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

          + UBS Select Treasury Fund commenced operations on March 23, 2004.

          Fees included in the audit-related category are those associated with
          (1) the reading and providing of comments on the 2003 semiannual financial statements, (2) review of portions of the registrant's semiannual 2003 Form N-SAR filing, (3) review of the consolidated profitability of UBS Global Asset Management (US) Inc. to assist the board members in their annual advisory/administration contract and service/distribution plan reviews for calendar year 2003 and 2002.

          There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (c)  TAX FEES:
          In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate tax fees billed by E&Y for professional services rendered to the registrant and the Funds is shown in the table below:

                                                                          2004*               2003*
                                                                          -----               -----
          UBS Money Series                                              $ 52,700             $ 45,142
          UBS Cash Reserves Fund                                           8,200                7,460
          UBS Liquid Assets Fund                                           8,200                7,516
          UBS Select Money Market Fund                                    15,400                8,400
          UBS Select Treasury Fund+                                            0                    0

          * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

          + UBS Select Treasury Fund commenced operations on March 23, 2004.

          Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

          There were no tax fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)  ALL OTHER FEES:
          In each of the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant and the Funds is shown in the table below:

                                                                           2004                 2003
                                                                           ----                 ----
          UBS Money Series                                                 $ 0                  $ 0
          UBS Cash Reserves Fund                                             0                    0
          UBS Liquid Assets Fund                                             0                    0
          UBS Select Money Market Fund                                       0                    0
          UBS Select Treasury Fund+                                          0                    0

          + UBS Select Treasury Fund commenced operations on March 23, 2004.

          Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the Funds.

          There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)  (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES:
              The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12,
              2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                 The [audit ]Committee shall:

                 ...

                 2. Pre-approve (a) all audit and permissible non-audit
                    services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [Asset Management (US) Inc. ("UBS Global")] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global or the Fund's officers).

---------------

                      (1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may NOT include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation;
                      (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
                      (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                      Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global and any service providers controlling, controlled by or under common control with UBS Global that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

     (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

              AUDIT-RELATED FEES:
              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              TAX FEES:
              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              ALL OTHER FEES:
              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2004 and April 30, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

     (f) According to E&Y, for the fiscal year ended April 30, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y is as follows:

                                                              2004
                                                              ----
          UBS Money Series                                     0%
          UBS Cash Reserves Fund                               0%
          UBS Liquid Assets Fund                               0%
          UBS Select Money Market Fund                         0%
          UBS Select Treasury Fund+                            0%

          + UBS Select Treasury Fund commenced operations on March 23, 2004.

     (g) For the fiscal years ended April 30, 2004 and April 30, 2003, the aggregate fees billed by E&Y of $3,603,058 and $3,036,332, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                                  2004                 2003
                                                                  ----                 ----
          Covered Services                                    $    68,788          $     70,217
          Non-Covered Services                                  3,534,270             2,966,115

     (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:       /s/ Joseph A. Varnas
          --------------------
          Joseph A. Varnas
          President

Date:     July 6, 2004
          ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ Joseph A. Varnas
          --------------------
          Joseph A. Varnas
          President

Date:     July 6, 2004
          ------------

By:       /s/  Paul H. Schubert
          --------------------
          Paul H. Schubert
          Treasurer

Date:     July 6, 2004
          ------------